USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA California Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
California (95.9%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Continuously Callable @100	$1,500	$1,582
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,620
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,450
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,325
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,409
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,679
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Continuously Callable @100	1,500	1,640
Bay Area Toll Authority Revenue
1.34% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27) (a)(b)	15,000	15,334
Series H, 5.00%, 4/1/49, Continuously Callable @100	4,000	5,048
Burbank Unified School District, GO
8/1/33, Continuously Callable @100 (c)	3,085	3,461
8/1/34, Continuously Callable @100 (d)	3,000	3,376
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (e)	2,000	2,251
California County Tobacco Securitization Agency Revenue
1.38%, 6/1/30	150	151
4.00%, 6/1/49, Continuously Callable @100	500	574
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,159
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	578
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,424
5.00%, 10/1/48, Continuously Callable @100	2,000	2,401
5.00%, 10/1/49, Continuously Callable @100	3,100	3,683
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,139
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	2,141
4.00%, 11/1/50, Continuously Callable @100	680	766
California Health Facilities Financing Authority Revenue
4.00%, 3/1/39, Continuously Callable @100	7,375	8,262
4.00%, 10/1/47, Continuously Callable @100	10,000	11,231
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,567
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,273
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,158
Series A, 4.00%, 4/1/45, Continuously Callable @100	2,500	2,881
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,000	1,144
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	2,394
Series A-2, 5.00%, 11/1/47	10,000	15,754
Series B, 4.00%, 11/15/41, Continuously Callable @100	14,000	15,783
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,222
5.00%, 6/1/42, Continuously Callable @100	7,805	8,286
5.00%, 7/1/44, Continuously Callable @100	2,300	2,652
California Infrastructure & Economic Development Bank Revenue, 4.00%, 7/1/50, Continuously Callable @100	4,000	4,590
California Municipal Finance Authority Revenue
5.00%, 6/1/43, Continuously Callable @100	2,500	3,041
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	881
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,158
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,171

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/47, Continuously Callable @100	$1,000	$1,149
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,127
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,063
California Municipal Finance Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	2,150
4.13%, 5/15/46, Continuously Callable @100	2,100	2,342
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,898
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100 (e)	6,000	7,128
5.00%, 11/21/45, Continuously Callable @100 (e)	2,000	2,340
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,134
5.00%, 10/15/47, Continuously Callable @100	3,000	3,346
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100 (e)	1,750	1,985
5.00%, 8/1/46, Continuously Callable @100 (e)	2,250	2,533
Series A, 5.00%, 7/1/47, Continuously Callable @100 (e)	1,370	1,630
Series A, 5.00%, 7/1/49, Continuously Callable @100 (e)	1,000	1,243
Series A, 5.00%, 7/1/54, Continuously Callable @100 (e)	2,150	2,666
California Statewide Communities Development Authority Revenue
5.00%, 5/15/24	1,300	1,431
5.00%, 5/15/40, Continuously Callable @100	2,750	3,027
5.00%, 5/15/42, Continuously Callable @100	1,500	1,570
5.00%, 11/1/43, Pre-refunded 11/1/24 @ 100	500	591
5.00%, 10/1/46, Continuously Callable @100	2,750	3,116
5.00%, 5/15/47, Continuously Callable @100	1,000	1,104
5.00%, 5/15/47, Continuously Callable @100	1,500	1,570
5.00%, 1/1/48, Continuously Callable @100	1,995	2,339
5.00%, 7/1/48, Continuously Callable @100	4,000	4,831
5.00%, 5/15/50, Continuously Callable @100	1,000	1,102
Series A, 5.00%, 5/15/25	2,180	2,457
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	774
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,759
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,318
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,208
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	3,010
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), 0.71%, 4/1/52, Callable 4/1/21 @ 100 (e)(f)	25,000	25,000
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.00%, 11/1/46, Continuously Callable @100	4,000	4,409
Series S, 5.00%, 8/1/44, Pre-refunded 8/1/22 @ 102	2,400	2,629
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100	9,500	10,630
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	1,208
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.69%, 12/1/52, Callable 12/1/21 @ 100 (e)(f)	6,000	6,000
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,539
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,381
City of Los Angeles Certificate of Participation (LOC - U.S. Bancorp), Series A, 0.20%, 8/1/35, Continuously Callable @100 (f)	1,500	1,500
City of Santa Clara Electric Revenue, Series A, 5.25%, 7/1/32, Pre-refunded 7/1/21 @ 100	2,000	2,050

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	$5,710	$6,307
4.00%, 11/15/44, Continuously Callable @100	5,000	5,472
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	3,264
5.00%, 1/1/47, Continuously Callable @100	2,000	2,300
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Continuously Callable @100	1,350	1,508
County of Sacramento Airport System Revenue
4.00%, 7/1/40, Continuously Callable @100	4,000	4,692
Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,304
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	13,893
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,750
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,610
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.)
1/15/34 (g)	15,000	11,540
1/15/35 (g)	7,500	5,614
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,396
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Continuously Callable @100	5,500	6,670
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,866
Hanford Joint Union High School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 6/1/40, Continuously Callable @100	2,640	2,923
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,744
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,951
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	891
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	252
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	513
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	510
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	1,000	1,161
5.00%, 9/1/49, Continuously Callable @100	2,000	2,314
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,221
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,800	2,085
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,168
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,159
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,168
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	608
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,157
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	7,122
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,120
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,707

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	$3,875	$5,459
Los Angeles County Facilities, Inc. Revenue, 5.00%, 12/1/51, Continuously Callable @100	4,000	4,916
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,304
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	7,075
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	5,790	6,473
Middle Fork Project Finance Authority Revenue
5.00%, 4/1/33, Continuously Callable @100	2,205	2,719
5.00%, 4/1/35, Continuously Callable @100	225	275
5.00%, 4/1/36, Continuously Callable @100	1,830	2,224
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	4,039
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,737
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	8,048
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,959
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,056
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8072, 1/1/52, Callable 1/19/21 @ 100 (e)(f)	5,000	5,000
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,017
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,512
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30 (g)	7,500	6,659
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31 (g)	12,230	10,216
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), 8/1/26 (g)	5,500	5,134
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,906
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,461
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	1,500	1,728
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	5,554
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,258
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,157
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/36, Continuously Callable @100	1,250	1,400
4.00%, 10/1/37, Continuously Callable @100	1,625	1,820
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,239

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Riverside County Transportation Commission Revenue, Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	$2,000	$2,242
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,386
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,274
Sacramento City Financing Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.17%, 12/1/33 (e)(f)	4,200	4,200
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,127
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,583
San Diego County Regional Airport Authority Revenue
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,357
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,761
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,484
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,915
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Pre-refunded 6/1/23 @ 100	10,000	11,148
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,439
San Luis & Delta Mendota Water Authority Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Continuously Callable @100	1,500	1,645
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,809
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,915
Santa Cruz County Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	7,099
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,206
State of California, GO
5.25%, 2/1/30, Continuously Callable @100	4,000	4,215
5.00%, 2/1/43, Continuously Callable @100	3,000	3,272
4.00%, 10/1/44, Continuously Callable @100	1,000	1,207
5.00%, 9/1/45, Continuously Callable @100	2,500	3,046
5.00%, 8/1/46, Continuously Callable @100	9,500	11,492
5.00%, 11/1/47, Continuously Callable @100	7,000	8,654
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	920	989
5.00%, 3/1/47, Continuously Callable @100	2,760	3,184
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,114
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,813
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,322
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	1,000	1,211
5.00%, 6/1/48, Continuously Callable @100	1,000	1,233

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	$800	$998
Series B, 2.40%, 10/1/49, Continuously Callable @100	1,365	1,406
Tulare Local Health Care District, GO (INS-Build America Mutual Assurance Co.)
4.00%, 8/1/35, Continuously Callable @100	650	773
4.00%, 8/1/39, Continuously Callable @100	1,900	2,229
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	2,162
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,292
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,782
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	5,045
Val Verde Unified School District, GO (INS-Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	4,000	4,707
Victor Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,738
Washington Township Health Care District Revenue
Series A, 4.00%, 7/1/35, Continuously Callable @100	600	691
Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,150
West Kern Water District Certificate of Participation, 5.00%, 6/1/28, Continuously Callable @100	4,585	4,675
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,610
		645,831
Guam (2.5%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,517
5.00%, 1/1/46, Continuously Callable @100	7,000	7,940
Guam Power Authority Revenue
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,227
		16,741
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue
5.00%, 9/1/33, Continuously Callable @100 (e)	3,000	3,356
Series A, 4.00%, 10/1/22	625	620
		3,976
Total Municipal Bonds (Cost $613,039)		666,548

Total Investments (Cost $613,039) — 99.0%		666,548
Other assets in excess of liabilities — 1.0%		6,969
NET ASSETS - 100.00%		$673,517

(a)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.
(b)	Put Bond.
(c)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%
(d)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $65,332 (thousands) and amounted to 9.7% of net assets.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Zero-coupon bond.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	December 31, 2020
(Unaudited)

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Australia (0.3%):

Financials (0.3%):
ASX Ltd.	3,543	$197

Belgium (0.8%):

Communication Services (0.5%):
Telenet Group Holding NV	8,078	346

Consumer Staples (0.3%):
Etablissements Franz Colruyt	3,929	232
		578
Bermuda (0.2%):

Industrials (0.2%):
Jardine Matheson Holdings Ltd.	2,000	112

Canada (4.1%):

Communication Services (0.1%):
Shaw Communications, Inc. Class B	4,080	72

Consumer Discretionary (0.6%):
Dollarama, Inc. (a)	5,639	230
Magna International, Inc. (a)	3,533	250
		480

Consumer Staples (0.3%):
Metro, Inc. (a)	4,503	201

Energy (0.3%):
Parkland Corp. (a)	6,299	200

Financials (1.9%):
Bank of Montreal	5,065	385
Intact Financial Corp.	747	89
Manulife Financial Corp.	13,254	236
Sun Life Financial, Inc.	3,000	133
The Bank of Nova Scotia	4,500	243
The Toronto-Dominion Bank	5,611	317
		1,403

Industrials (0.2%):
Thomson Reuters Corp. (a)	1,824	149

Information Technology (0.3%):
Constellation Software, Inc.	178	231
Topicus.com, Inc. (b)(c)	331	1
		232

Materials (0.4%):
Aginco Eagle Mines Ltd.	1,206	85
Franco-Nevada Corp.	517	65
Wheaton Precious Metals Corp.	3,897	163
		313
		3,050
Denmark (1.6%):

Consumer Discretionary (0.1%):
Pandora A/S	828	93

Health Care (1.0%):
Coloplast A/S Class B	2,277	348

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Novo Nordisk A/S Class B	5,850	$408
		756

Utilities (0.5%):
Orsted A/S (d)	1,580	323
		1,172
Finland (0.9%):

Communication Services (0.4%):
Elisa Oyj	5,253	288

Industrials (0.4%):
Kone Oyj Class B	3,542	288

Utilities (0.1%):
Fortum Oyj	3,671	89
		665
France (1.1%):

Consumer Discretionary (0.6%):
Hermes International (a)	401	431

Consumer Staples (0.4%):
L'Oreal SA	780	298

Health Care (0.1%):
Sanofi	759	73
		802
Germany (1.4%):

Financials (1.2%):
Allianz SE	2,768	680
Deutsche Boerse AG	963	164
		844

Information Technology (0.2%):
SAP SE	1,304	169
		1,013
Hong Kong (1.5%):

Financials (1.0%):
BOC Hong Kong Holdings Ltd.	111,500	338
Hang Seng Bank Ltd.	17,300	298
Hong Kong Exchanges and Clearing Ltd.	2,700	148
		784

Utilities (0.5%):
CLP Holdings Ltd.	15,500	143
Power Assets Holdings Ltd.	37,000	201
		344
		1,128
Ireland (1.9%):

Health Care (0.2%):
STERIS PLC	800	151

Industrials (1.0%):
Eaton Corp. PLC	3,029	364
Trane Technologies PLC	2,322	337
		701

Information Technology (0.7%):
Seagate Technology PLC	8,814	548
		1,400

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Italy (0.8%):

Utilities (0.8%):
Enel SpA	25,013	$254
Terna Rete Elettrica Nazionale SpA	39,286	302
		556

Japan (6.8%):

Communication Services (1.5%):
KDDI Corp.	14,700	436
Nintendo Co. Ltd.	300	192
Nippon Telegraph & Telephone Corp.	19,200	493
		1,121

Consumer Discretionary (1.2%):
Bridgestone Corp.	6,700	220
Toyota Motor Corp.	8,600	664
		884

Consumer Staples (0.5%):
Pigeon Corp.	3,600	148
Seven & i Holdings Co. Ltd.	6,400	227
		375

Financials (1.2%):
ORIX Corp.	9,100	140
Resona Holdings, Inc.	29,800	105
Sumitomo Mitsui Financial Group, Inc.	10,000	310
Tokio Marine Holdings, Inc.	6,000	309
		864

Health Care (0.9%):
Chugai Pharmaceutical Co. Ltd.	2,100	112
Hoya Corp.	1,800	249
M3, Inc.	1,100	104
Shionogi & Co. Ltd.	3,400	186
		651

Industrials (0.4%):
ITOCHU Corp.	10,600	305

Information Technology (0.7%):
Fujitsu Ltd.	1,200	174
Nomura Research Institute Ltd.	9,400	336
		510

Materials (0.2%):
Asahi Kasei Corp.	13,300	136

Utilities (0.2%):
Chubu Electric Power Co., Inc.	12,300	148
		4,994
Netherlands (1.9%):

Communication Services (0.4%):
Koninklijke KPN NV	99,939	304

Consumer Staples (1.0%):
Heineken NV	2,918	325
Koninklijke Ahold Delhaize NV	14,985	422
		747

Industrials (0.4%):
Wolters Kluwer NV	3,057	258

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
ASML Holding NV	206	$100
		1,409
Portugal (0.1%):

Utilities (0.1%):
Energias de Portugal SA	14,919	94

Singapore (1.3%):

Financials (1.3%):
DBS Group Holdings Ltd.	24,500	465
Oversea-Chinese Banking Corp. Ltd.	14,700	112
Singapore Exchange Ltd.	32,900	231
United Overseas Bank Ltd.	6,400	109
		917

Spain (1.2%):

Energy (0.2%):
Enagas SA	6,585	145

Utilities (1.0%):
Endesa SA	9,299	255
Iberdrola SA	9,360	134
Red Electrica Corp. SA	17,395	357
		746
		891
Switzerland (6.5%):

Consumer Discretionary (0.3%):
Garmin Ltd.	1,881	225

Consumer Staples (0.6%):
Nestle SA Registered Shares	4,121	487

Financials (0.9%):
Banque Cantonale Vaudoise Registered Shares	1,729	188
Partners Group Holding AG (a)	96	113
Zurich Insurance Group AG	843	356
		657

Health Care (2.6%):
Lonza Group AG Registered Shares	158	102
Novartis AG Registered Shares	8,016	755
Roche Holding AG	2,985	1,040
		1,897

Industrials (1.0%):
ABB Ltd. Registered Shares	6,186	174
Geberit AG Registered Shares	660	413
SGS SA Registered Shares	58	175
		762

Information Technology (0.3%):
Logitech International SA Class R	2,191	213

Materials (0.8%):
EMS-Chemie Holding AG	233	224
Givaudan SA Registered Shares	50	212
LafargeHolcim Ltd.	2,542	139
		575
		4,816

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
United Kingdom (4.1%):

Consumer Discretionary (0.2%):
Barratt Developments PLC (b)	15,503	$142

Consumer Staples (1.1%):
Unilever PLC	11,764	712
Wm Morrison Supermarkets PLC	30,049	73
		785

Financials (0.7%):
Admiral Group PLC	1,882	75
Aon PLC Class A	2,141	452
		527

Health Care (0.2%):
Smith & Nephew PLC	5,733	119

Industrials (0.8%):
Ferguson PLC	1,922	233
Intertek Group PLC	2,263	175
RELX PLC	8,774	215
		623

Information Technology (0.2%):
The Sage Group PLC	20,416	162

Materials (0.8%):
Rio Tinto PLC	8,021	604

Utilities (0.1%):
United Utilities Group PLC	6,585	80
		3,042
United States (63.1%):

Communication Services (2.7%):
Activision Blizzard, Inc.	3,112	289
Comcast Corp. Class A	4,505	236
Omnicom Group, Inc.	7,993	499
The Interpublic Group of Cos., Inc.	5,500	129
Verizon Communications, Inc.	13,966	821
		1,974

Consumer Discretionary (5.5%):
Best Buy Co., Inc.	7,093	708
D.R. Horton, Inc.	1,887	130
Genuine Parts Co.	1,200	120
Lowe's Cos., Inc.	4,514	725
McDonald's Corp.	930	200
Starbucks Corp.	1,909	204
Target Corp.	4,424	781
The Home Depot, Inc.	3,537	939
Tractor Supply Co.	1,552	218
		4,025

Consumer Staples (5.3%):
Campbell Soup Co.	3,100	150
Church & Dwight Co., Inc.	1,700	148
Colgate-Palmolive Co.	3,883	332
General Mills, Inc.	8,686	511
Kimberly-Clark Corp.	745	100
The Clorox Co.	2,585	522
The Hershey Co.	1,176	179
The Kroger Co.	9,494	302
The Procter & Gamble Co.	8,380	1,166
Tyson Foods, Inc. Class A	3,679	237
Walmart, Inc.	1,969	284
		3,931

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Energy (1.1%):
Cabot Oil & Gas Corp.	27,330	$445
EOG Resources, Inc.	3,850	192
Pioneer Natural Resources Co.	1,864	212
		849

Financials (8.8%):
Aflac, Inc.	3,700	164
Ameriprise Financial, Inc.	2,265	440
Citizens Financial Group, Inc.	3,500	125
Comerica, Inc.	1,389	78
Erie Indemnity Co. Class A	884	217
Fifth Third Bancorp	5,000	138
Huntington Bancshares, Inc.	39,031	493
KeyCorp	30,965	508
M&T Bank Corp.	2,346	299
MarketAxess Holdings, Inc.	178	102
MetLife, Inc.	9,512	447
MSCI, Inc.	1,156	516
Regions Financial Corp.	9,856	159
S&P Global, Inc.	1,194	392
State Street Corp.	1,089	79
T. Rowe Price Group, Inc.	5,408	819
The Allstate Corp.	3,932	432
The PNC Financial Services Group, Inc.	1,827	272
The Progressive Corp.	6,276	621
The Travelers Cos., Inc.	1,000	140
		6,441

Health Care (8.5%):
Abbott Laboratories	2,500	274
AmerisourceBergen Corp.	1,737	170
Amgen, Inc.	3,674	845
Anthem, Inc.	951	305
Bristol-Myers Squibb Co.	4,940	306
Cardinal Health, Inc.	1,871	100
Danaher Corp.	1,200	267
Eli Lilly & Co.	3,992	674
Johnson & Johnson	6,287	989
McKesson Corp.	498	87
Medtronic PLC	1,251	147
Pfizer, Inc.	13,945	513
Quest Diagnostics, Inc.	945	113
Stryker Corp.	700	171
Thermo Fisher Scientific, Inc.	258	120
UnitedHealth Group, Inc.	2,293	804
Viatris, Inc. (b)	1,730	32
Zoetis, Inc.	2,112	350
		6,267

Industrials (7.3%):
3M Co.	3,247	567
C.H. Robinson Worldwide, Inc.	1,500	141
Cummins, Inc.	2,806	637
Dover Corp.	1,500	189
FedEx Corp.	514	133
Honeywell International, Inc.	1,526	325
Illinois Tool Works, Inc.	1,208	246
Lockheed Martin Corp.	1,372	487
Norfolk Southern Corp.	419	100
Northrop Grumman Corp.	334	102
PACCAR, Inc.	4,744	409
Parker-Hannifin Corp.	428	117
Republic Services, Inc.	1,400	135

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	2,162	$542
Rollins, Inc.	10,383	406
Snap-on, Inc.	700	120
Union Pacific Corp.	1,264	263
United Parcel Service, Inc. Class B	815	137
W.W. Grainger, Inc.	384	157
Waste Management, Inc.	1,100	130
		5,343

Information Technology (18.4%):
Apple, Inc.	27,152	3,603
Applied Materials, Inc.	3,459	298
Broadcom, Inc.	804	352
Cisco Systems, Inc.	18,241	816
Citrix Systems, Inc.	3,567	464
Intel Corp.	22,131	1,103
Intuit, Inc.	947	360
Juniper Networks, Inc.	4,700	106
KLA Corp.	1,000	259
Lam Research Corp.	167	79
Mastercard, Inc. Class A	922	329
Microsoft Corp.	10,132	2,253
NetApp, Inc.	11,588	768
NVIDIA Corp.	798	417
Oracle Corp.	11,131	720
Paychex, Inc.	2,331	217
QUALCOMM, Inc.	1,102	168
Texas Instruments, Inc.	5,638	925
Visa, Inc. Class A	1,448	317
		13,554

Materials (2.8%):
Air Products & Chemicals, Inc.	715	195
Celanese Corp.	3,243	421
International Paper Co.	3,995	199
Packaging Corp. of America	4,781	659
PPG Industries, Inc.	1,600	231
RPM International, Inc.	2,429	221
Steel Dynamics, Inc.	3,669	135
		2,061

Utilities (2.7%):
American Electric Power Co., Inc.	1,400	117
American Water Works Co., Inc.	821	126
Duke Energy Corp.	4,073	373
Eversource Energy	911	79
Exelon Corp.	4,236	179
OGE Energy Corp.	10,373	330
UGI Corp.	7,856	275
WEC Energy Group, Inc.	4,414	406
Xcel Energy, Inc.	1,658	110
		1,995
		46,440
Total Common Stocks (Cost $59,368)		73,276

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (e)	1,136,400	$1,136
HSBC U.S. Government Money Market Fund I Shares, 0.03% (e)	31,721	32
Total Collateral for Securities Loaned (Cost $1,168)		1,168

Total Investments (Cost $60,536) — 101.2%		74,444
Liabilities in excess of other assets — (1.2)%		(873)
NET ASSETS - 100.00%		$73,571

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $323 (thousands) and amounted to 0.4% of net assets.
(e)	Rate disclosed is the daily yield on December 31, 2020.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA New York Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)
Utilities (0.2%):
CMS Liquidating Trust (a)	200	$543
Total Common Stocks (Cost $500)		543

Municipal Bonds (99.1%)
New York (94.4%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100	$1,500	1,595
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,179
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100	1,500	1,716
4.00%, 10/1/45, Continuously Callable @100	1,000	1,083
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	1,043
Buffalo & Erie County Industrial Land Development Corp. Revenue
6.00%, 10/1/31, Pre-refunded 4/1/21 @ 100	500	507
5.00%, 6/1/35, Continuously Callable @103	1,000	1,110
5.00%, 7/1/40, Continuously Callable @100	2,000	2,247
5.00%, 8/1/52, Continuously Callable @100	1,000	1,081
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	800
5.00%, 8/1/40, Continuously Callable @100	1,000	1,127
5.00%, 7/1/41, Continuously Callable @100	500	534
5.00%, 8/1/42, Pre-refunded 8/1/22 @ 100	1,500	1,614
4.00%, 8/1/42, Continuously Callable @100	1,000	1,088
5.50%, 4/1/43, Continuously Callable @100	1,000	1,087
5.00%, 7/1/45, Continuously Callable @100	2,000	2,218
5.00%, 11/1/47	2,000	3,386
5.00%, 6/1/48, Continuously Callable @102	2,000	2,205
4.00%, 7/1/49, Continuously Callable @100	500	578
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,850
City of New York, GO
0.33%, 10/1/46, Continuously Callable @100 (b)	3,300	3,300
Series D-1, 4.00%, 12/1/43, Continuously Callable @100 (c)	4,000	4,622
City of New York, GO (LOC - Mizuho Corporate Bank Ltd.), Series A-3, 0.10%, 10/1/40, Continuously Callable @100 (b)	1,100	1,100
City of Newburgh, GO
Series A, 5.00%, 6/15/23, Continuously Callable @100	825	874
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	931
City of Poughkeepsie, GO, 5.00%, 6/1/31, Continuously Callable @100	600	637
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/24, Continuously Callable @100	1,000	1,036
Series A, 3.00%, 7/1/25, Continuously Callable @100	665	707
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,172
County of Nassau, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,096
County of Rockland, GO, Series B, 5.00%, 12/15/21	600	627
County of Suffolk, GO, 5.00%, 3/19/21	2,000	2,013
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	652
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,166
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,288
Series B, 4.00%, 7/1/41, Continuously Callable @100	2,000	2,170
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	1,951
Erie County Industrial Development Agency Revenue, Series A, 5.25%, 5/1/32, Continuously Callable @100	250	254

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	$600	$708
5.00%, 7/1/48, Continuously Callable @100	300	335
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,253
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	1,041
Long Island Power Authority Revenue
Series A, 5.00%, 5/1/38, Pre-refunded 5/1/21 @ 100	2,000	2,031
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,301
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,212
Metropolitan Transportation Authority Revenue
0.59% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22) (d)(e)	1,000	978
Series A, 5.25%, 11/15/38, Pre-refunded 11/15/21 @ 100	1,500	1,566
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,129
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	1,092
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,364
Series D-2, 0.54% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (d)(e)	2,000	1,927
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	2,214
Monroe County Industrial Development Corp. Revenue
5.25%, 10/1/31, Pre-refunded 10/1/21 @ 100	500	519
4.00%, 7/1/43, Continuously Callable @100	1,000	1,138
5.00%, 12/1/46, Continuously Callable @100	1,000	1,145
4.00%, 12/1/46, Continuously Callable @100	2,000	2,260
4.00%, 10/1/47, Continuously Callable @100	1,000	1,019
5.00%, 6/1/59, Continuously Callable @100 (f)	1,000	1,145
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,070
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,135
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	550
Monroe County Industrial Development Corp. Revenue (INS - Federal Housing Administration), 5.50%, 8/15/40, Continuously Callable @100	2,100	2,112
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,000	1,072
New York City Health & Hospital Corp. Revenue, Series A, 5.00%, 2/15/25, Continuously Callable @100	1,885	1,893
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,254
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	1,142
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,325	1,357
New York City Transitional Finance Authority Building Aid Revenue
Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,447
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,294
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	1,159
4.00%, 11/1/42, Continuously Callable @100	2,000	2,343
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,121
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	2,339
New York City Trust for Cultural Resources Revenue
5.00%, 8/1/43, Pre-refunded 8/1/23 @ 100	1,000	1,123
4.00%, 7/1/46, Continuously Callable @100	1,000	1,062
Series A, 4.00%, 12/1/35, Continuously Callable @100	1,000	1,189
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	570
Series S, 11/15/37 (g)	1,000	589

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 3.29%, 11/15/48	$2,000	$805
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	533
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	2,500	3,634
5.50%, 10/1/37	560	848
5.00%, 11/15/44, Continuously Callable @100 (f)	1,000	1,064
2.80%, 9/15/69, Continuously Callable @100	3,000	2,928
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	566
5.00%, 12/1/37, Continuously Callable @100 (f)	1,300	1,492
4.00%, 8/1/38, Continuously Callable @100	4,000	4,410
6.00%, 7/1/40, Continuously Callable @100 (f)	3,000	2,999
5.00%, 7/1/42, Continuously Callable @100	250	258
5.00%, 5/1/43, Continuously Callable @100	1,000	1,136
5.75%, 7/1/43, Continuously Callable @100	1,000	1,076
3.50%, 7/1/44, Continuously Callable @100	1,000	1,082
4.00%, 7/1/45, Continuously Callable @100	2,000	2,201
Series A, 5.00%, 7/1/31, Pre-refunded 7/1/21 @ 100	1,000	1,024
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	523
Series A, 5.00%, 5/1/41, Pre-refunded 5/1/21 @ 100	2,000	2,031
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,129
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,142
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,620
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,624
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,447
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,202
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,728
Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,162
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	545
Series A, 4.00%, 7/1/53, Continuously Callable @100	500	569
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	3,367
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,130
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	526
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series A, 5.50%, 5/15/30 (c)	3,275	4,513
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.63%, 11/1/32, Pre-refunded 5/1/21 @ 100	500	509
New York State Dormitory Authority Revenue (INS-AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	2,000	3,039
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,320	2,328
New York State Environmental Facilities Corp. Revenue, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,131
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 8/1/50, Continuously Callable @100 (b)(f)(h)	1,000	1,000
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,088
Series B, 4.00%, 1/1/53, Continuously Callable @100	1,000	1,154
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,736
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (f)	2,000	2,005
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	776
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	778

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Onondaga Civic Development Corp. Revenue
4.00%, 7/1/40, Continuously Callable @100	$300	$319
5.00%, 10/1/40, Continuously Callable @100	1,000	1,007
5.00%, 7/1/42, Continuously Callable @100	1,000	1,033
5.00%, 1/1/43, Continuously Callable @100	740	823
Onondaga County Trust for Cultural Resources Revenue
5.00%, 12/1/36, Pre-refunded 12/1/21 @ 100	1,000	1,044
5.00%, 5/1/40, Continuously Callable @100	800	876
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,056
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	550
5.00%, 9/1/47, Continuously Callable @100	1,770	1,982
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,955	2,123
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	225
5.00%, 7/1/28, Continuously Callable @100	1,280	1,306
Series C, 5.00%, 7/1/33, Continuously Callable @100	250	283
Suffolk Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/32, Continuously Callable @100	1,450	1,504
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,468
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32 (g)	1,000	819
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,152
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	130	130
Westchester County Local Development Corp. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,500	1,559
5.00%, 7/1/42, Continuously Callable @104	450	506
5.00%, 11/1/46, Continuously Callable @100	1,000	1,099
5.00%, 6/1/47, Continuously Callable @100	1,000	1,069
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	574
		208,207
Guam (4.1%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,000	1,124
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,129
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,123
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	555
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,351
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,069
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	564
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	553
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	513
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,124
		9,105

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Puerto Rico (0.6%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	$1,390	$1,398
Total Municipal Bonds (Cost $204,127)		218,710

Total Investments (Cost $204,627) — 99.3%		219,253
Other assets in excess of liabilities — 0.7%		1,453
NET ASSETS - 100.00%		$220,706

(a)	Non-income producing security.
(b)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Put Bond.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $9,705 (thousands) and amounted to 4.4% of net assets.
(g)	Zero-coupon bond.
(h)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Managed Allocation Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.4%)
iShares MSCI Japan ETF	380,729	$25,722
iShares Russell 2000 ETF (a)	520,683	102,085
SPDR Gold Shares (b)	143,642	25,620
VanEck Vectors Gold Miners ETF	226,028	8,142
Vanguard FTSE Emerging Markets ETF (c)	2,077,356	104,096
Vanguard S&P 500 ETF (c)	720,967	247,789
Vanguard Total Stock Market ETF (c)	150,000	29,196
Total Exchange-Traded Funds (Cost $446,527)		542,650

Collateral for Securities Loaned^ (5.7%)
Fidelity Investments Money Market Government Portfolio I Shares, 0.01% (d)	19,225,574	19,225
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (d)	8,206,610	8,207
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	3,387,072	3,387
Total Collateral for Securities Loaned (Cost $30,819)		30,819
Total Investments (Cost $477,346) — 105.1%		573,469
Liabilities in excess of other assets — (5.1)%		(28,027)
NET ASSETS - 100.00%		$545,442

At December 31, 2020, the Fund's investments in foreign securities were 23.8% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	All or a portion of this security has been segregated as collateral for futures contracts.
(d)	Rate disclosed is the daily yield on December 31, 2020.

ETF—Exchange-Traded Fund

Futures Contracts Purchased
(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	406	3/19/21	$73,896,653	$76,100,640	$2,203,987
S&P/Toronto Stock Exchange 60 Index Futures	209	3/18/21	33,845,068	33,792,740	32,575
Swiss Market Index Futures	244	3/22/21	28,207,503	29,346,170	1,135,446
					$3,372,008

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	411	3/22/21	$39,343,818	$40,582,140	$(1,238,322)
Euro Stoxx 50 Futures	1,220	3/22/21	51,970,521	52,902,879	(684,382)
Tokyo Price Index Futures	266	3/12/21	44,848,392	46,493,317	(1,241,689)
					$(3,164,393)

	Total unrealized appreciation				$3,372,008
	Total unrealized depreciation				(3,164,393)
	Total net unrealized appreciation (depreciation)				$207,615

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.4%)
Utilities (0.4%):
Energy Harbor Corp. (a)	741,501	$18,908
Total Common Stocks (Cost $18,442)		18,908

Municipal Bonds (98.8%)
Alabama (1.7%):
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	$8,000	9,225
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/27	5,000	6,291
Series A, 5.00%, 9/1/28	7,000	8,993
Series A, 5.00%, 9/1/34 (b)	35,000	48,515
Montgomery Medical Clinic Board Revenue
5.00%, 3/1/33, Continuously Callable @100	5,955	6,821
5.00%, 3/1/36, Continuously Callable @100	1,750	1,982
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	2,353
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	2,999
		87,179
Arizona (2.0%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	21,227
Arizona Health Facilities Authority Revenue
5.00%, 2/1/27, Continuously Callable @100	6,000	6,283
1.94% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (c)(k)	30,000	30,732
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,842
5.50%, 7/1/25	2,115	2,584
Maricopa County IDA Revenue
0.66% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (c)(k)	2,430	2,425
5.00%, 7/1/39, Continuously Callable @100 (d)	2,000	2,224
The City of Phoenix IDA Revenue
3.75%, 7/1/24	4,545	4,764
5.00%, 7/1/34, Continuously Callable @100	11,100	12,197
5.00%, 7/1/36, Continuously Callable @100	1,675	1,849
5.00%, 10/1/36, Continuously Callable @100	4,250	4,964
The Pima County IDA Revenue, 4.13%, 6/15/29, Continuously Callable @100 (d)	4,900	4,949
The Prima County IDA Revenue
4.00%, 6/15/22 (d)	470	474
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,827
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,160
		102,501
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	1,000	1,256
5.00%, 9/1/38, Continuously Callable @100	1,000	1,254
5.00%, 9/1/39, Continuously Callable @100	1,000	1,250
5.00%, 9/1/40, Continuously Callable @100	1,045	1,303
1.64% (MUNIPSA+155bps), 9/1/44, (Put Date 9/1/22) (c)(k)	29,000	29,340
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	5,171
		39,574

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
California (6.0%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Continuously Callable @100	$500	$564
Series A, 5.00%, 5/1/29, Continuously Callable @100	500	564
Series A, 5.00%, 5/1/30, Continuously Callable @100	1,000	1,126
Bay Area Toll Authority Revenue
1.19% (MUNIPSA+110bps), 4/1/45, (Put Date 4/1/24) (c)(k)	17,000	17,271
0.99% (MUNIPSA+90bps), 4/1/45, (Put Date 5/1/23) (c)(k)	10,000	10,177
California Health Facilities Financing Authority Revenue
2.00%, 10/1/36, (Put Date 10/1/25) (c)	8,500	9,144
Series D, 5.00%, 8/15/27, Pre-refunded 8/15/21 @ 100	2,000	2,059
Series D, 5.25%, 8/15/31, Pre-refunded 8/15/21 @ 100	5,000	5,159
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.69%, 1/1/60, Callable 1/1/37 @ 100 (d)(f)	10,000	10,000
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100 (d)	500	581
5.00%, 8/1/36, Continuously Callable @100 (d)	1,600	1,827
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,377
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,503
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,587
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,283
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	13,393
Series B-1, 5.13%, 3/1/23, Continuously Callable @100	3,000	3,011
Series B-1, 5.25%, 3/1/24, Continuously Callable @100	2,500	2,509
Series B-1, 5.38%, 3/1/25, Continuously Callable @100	2,000	2,007
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,288
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,173
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,600
California State University Revenue
Series A, 5.00%, 11/1/29, Continuously Callable @100	10,000	11,790
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	12,173
California Statewide Communities Development Authority Revenue
5.13%, 5/15/31, Continuously Callable @100	1,000	1,012
5.00%, 5/15/32, Continuously Callable @100	1,250	1,407
5.00%, 5/15/33, Continuously Callable @100	2,000	2,245
5.00%, 5/15/34, Continuously Callable @100	1,250	1,400
5.00%, 5/15/35, Continuously Callable @100	2,000	2,230
Cerritos Community College District, GO
Series D, 8/1/25 (e)	1,510	1,471
Series D, 8/1/27 (e)	1,000	949
Series D, 8/1/28 (e)	1,000	931
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,793
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	2,005
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,103
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,099
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,457
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.69%, 12/1/52, Callable 12/1/21 @ 100 (d)(f)	20,000	20,000
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,120
City of Los Angeles Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8067, 0.69%, 10/1/58, Callable 10/1/21 @ 100 (d)(f)	10,500	10,500
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	830	895
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,925
5.00%, 11/15/33, Continuously Callable @100	1,570	1,879
5.00%, 11/15/34, Continuously Callable @100	3,655	4,364
5.00%, 11/15/35, Continuously Callable @100	2,340	2,787
City of Upland Certificate of Participation, 6.00%, 1/1/26, Pre-refunded 1/1/21 @ 100	10,000	10,000
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,432

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
El Camino Community College District, GO
Series C, 8/1/26 (e)	$6,810	$6,576
Series C, 8/1/27 (e)	7,665	7,303
Series C, 8/1/28 (e)	5,500	5,146
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.), 1/15/35 (e)	5,500	4,117
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,213
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,207
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	505
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25 (e)	46,605	44,952
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,336
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,256
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,954
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,191
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,483
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	934
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,203
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,200
Washington Township Health Care District Revenue, Series A, 5.00%, 7/1/25, Continuously Callable @100	3,500	3,500
		301,246
Colorado (2.3%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22 (e)	5,000	4,978
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	3,064
5.00%, 12/1/28, Continuously Callable @100	1,000	1,141
5.00%, 12/1/29, Continuously Callable @100	1,500	1,710
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,787
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,413
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,980
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	7,704
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	5,745
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	4,084
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,579
5.00%, 12/1/35, Continuously Callable @100	4,000	4,489
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	5,159
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,158
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,454
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	4,129
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	2,232
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (d)	7,355	8,684
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,397
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,393
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,111
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,477
5.00%, 12/1/34, Continuously Callable @100	1,000	1,175
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,390
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,673
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	16,584
		113,690

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Connecticut (4.0%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	$4,485	$5,375
Series B, 5.00%, 8/15/27	180	233
Series B, 5.00%, 8/15/27	335	434
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,190
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,211
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,437
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,133
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,204
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,196
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,185
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,606
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	474
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	407
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,240
5.00%, 7/1/34, Continuously Callable @100	725	827
5.00%, 7/1/35, Continuously Callable @100	1,170	1,331
5.00%, 7/1/36, Continuously Callable @100	1,125	1,275
5.00%, 7/1/37, Continuously Callable @100	1,275	1,441
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,485
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,335
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	7,946
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	2,329
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,448
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (d)	10,000	11,193
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31 (g)	8,475	297
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	945
5.00%, 7/15/34, Continuously Callable @100	1,000	1,256
5.00%, 7/15/35, Continuously Callable @100	750	939
5.00%, 7/15/36, Continuously Callable @100	1,000	1,247
4.00%, 7/15/37, Continuously Callable @100	1,000	1,161
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	25,079
5.00%, 1/1/35, Continuously Callable @100	20,000	25,003
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,566
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	5,030
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,323
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	7,030
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,291
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,184
Series C, 5.00%, 6/15/33, Continuously Callable @100	1,100	1,395
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	3,321
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,156
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,536
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,520
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,940
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,449
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,522
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	8,127
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,946
		204,198

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
District of Columbia (0.7%):
District of Columbia Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8069, 6/1/39, Callable 6/1/38 @ 101 (d)(f)	$10,000	$10,000
District of Columbia Revenue
5.00%, 7/1/23	290	308
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,464
4.00%, 7/1/39, Continuously Callable @100	1,000	1,078
5.00%, 7/1/39, Continuously Callable @100	800	931
Series A, 5.63%, 10/1/25, Pre-refunded 4/1/21 @ 100	3,870	3,921
Series A, 5.75%, 10/1/26, Pre-refunded 4/1/21 @ 100	5,000	5,067
Series A, 5.75%, 10/1/27, Pre-refunded 4/1/21 @ 100	6,000	6,080
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	1,169
4.00%, 10/1/36, Continuously Callable @100	1,250	1,457
4.00%, 10/1/37, Continuously Callable @100	1,500	1,745
4.00%, 10/1/38, Continuously Callable @100	1,000	1,161
		34,381
Florida (5.2%):
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,757
4.00%, 10/1/36, Continuously Callable @100	1,400	1,652
4.00%, 10/1/37, Continuously Callable @100	3,000	3,532
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,774
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	3,498
4.00%, 9/1/40, Continuously Callable @103	2,500	2,638
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,699
4.00%, 7/1/32, Continuously Callable @100	2,000	2,306
4.00%, 7/1/33, Continuously Callable @100	2,785	3,200
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,167
City of Tampa Revenue
Series A, 2.69%, 9/1/36, Continuously Callable @80	700	461
Series A, 2.82%, 9/1/37, Continuously Callable @77	700	439
Series A, 2.93%, 9/1/38, Continuously Callable @74	850	509
Series A, 3.04%, 9/1/39, Continuously Callable @71	700	399
Series A, 3.13%, 9/1/40, Continuously Callable @67	850	461
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	409
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	813
Cityplace Community Development District Special Assessment (INS - Assured Guaranty Municipal Corp.)
5/1/33 (h)	3,470	3,584
5/1/38, Continuously Callable @100 (i)	7,900	8,280
County of Escambia Revenue
0.13%, 7/1/22 (f)	3,100	3,100
0.13%, 4/1/39, Continuously Callable @100 (f)	4,100	4,100
Series R, 0.11%, 4/1/39, Continuously Callable @100 (f)	2,600	2,600
County of Jackson Revenue, 0.13%, 7/1/22, Continuously Callable @100 (f)	1,000	1,000
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,739
County of Lee Revenue
5.00%, 10/1/23	2,500	2,779
5.00%, 10/1/24	2,700	3,105
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	5,554
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	5,874
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	6,163

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/22 @ 100	$2,000	$2,167
County of St Lucie Sales Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	8,265
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,771
5.00%, 8/15/35, Continuously Callable @100	1,290	1,613
5.00%, 8/15/40, Continuously Callable @100	2,900	3,556
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/35, Continuously Callable @100	1,000	1,139
Series A, 5.00%, 6/15/40, Continuously Callable @100	1,650	1,861
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,420
5.00%, 10/1/36, Continuously Callable @100	1,000	1,133
4.00%, 10/1/37, Continuously Callable @100	1,000	1,044
4.00%, 10/1/38, Continuously Callable @100	750	780
5.00%, 3/1/39, Continuously Callable @100	7,055	7,628
4.00%, 10/1/39, Continuously Callable @100	800	829
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Continuously Callable @100	2,325	2,688
5.00%, 6/1/36, Continuously Callable @100	2,750	3,229
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Continuously Callable @100	1,250	1,428
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,225	2,540
Lee County IDA Revenue
5.00%, 10/1/28, Pre-refunded 10/1/22 @ 100	7,245	7,850
5.00%, 11/15/39, Continuously Callable @103	1,500	1,653
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,348
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	5,756
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Continuously Callable @100	6,560	7,034
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,645
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,449
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,146
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,843
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,435
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,285
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,283
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,281
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,289
Series B, 5.00%, 7/1/31, Continuously Callable @100	2,000	2,287
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Continuously Callable @100	4,750	5,292
5.00%, 8/1/28, Continuously Callable @100	4,950	5,513
5.00%, 8/1/29, Continuously Callable @100	5,250	5,845
5.00%, 8/1/30, Continuously Callable @100	3,500	3,895
5.00%, 8/1/31, Continuously Callable @100	5,780	6,430
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,786
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Continuously Callable @100	3,055	3,361
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,948
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	278
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/21	1,995	2,036

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/22	$1,080	$1,113
4.00%, 10/1/23, Continuously Callable @100	1,415	1,459
5.38%, 10/1/26, Continuously Callable @100	2,045	2,092
5.00%, 10/1/27, Continuously Callable @100	1,895	1,985
6.50%, 10/1/31, Continuously Callable @100	2,615	2,697
Pinellas County IDA Revenue, 5.00%, 7/1/29	1,000	1,111
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,389
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,385
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (d)	3,195	3,541
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,259
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,657
Sunshine State Governmental Financing Commission Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/21	1,055	1,086
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,159
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,158
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,734
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,794
		260,270
Georgia (2.1%):
Appling County Development Authority Revenue, 0.14%, 9/1/29, Continuously Callable @100 (f)	5,000	5,000
Appling County Development Authority Revenue (NBGA - Southern Co.), 0.14%, 9/1/41, Continuously Callable @100 (f)	2,300	2,300
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (c)	4,975	5,217
Cobb County Housing Authority Revenue (LIQ - Deutsche Bank A.G.), 0.69%, 10/1/59, Callable 10/1/35 @ 100 (d)(f)	5,000	5,000
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	2,121
4.00%, 8/1/37, Continuously Callable @100	1,500	1,725
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23) (c)	15,000	16,432
Series A, 5.00%, 5/15/36	2,000	2,798
Series A, 5.00%, 5/15/37	1,500	2,116
Series A, 5.00%, 5/15/38	2,500	3,560
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (c)	27,500	32,251
Private Colleges & Universities Authority Revenue
Series A, 5.25%, 10/1/27, Continuously Callable @100	3,000	3,086
Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,133
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	2,500	2,897
The Burke County Development Authority Revenue
Series 1, 0.11%, 7/1/49, Continuously Callable @100 (f)	1,500	1,500
Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (c)	6,500	6,534
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.14%, 11/1/52, Continuously Callable @100 (f)	5,000	5,000
The Development Authority of Monroe County Revenue, 0.14%, 11/1/48, Continuously Callable @100 (f)	1,400	1,400
The Monroe County Development Authority Revenue, 0.13%, 6/1/49 (f)	4,925	4,925
		105,995
Guam (0.4%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,090
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,369
5.00%, 7/1/36, Continuously Callable @100	1,250	1,438
5.00%, 7/1/36, Continuously Callable @100	1,000	1,172

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/23	$750	$818
Series A, 5.00%, 7/1/24	600	676
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	844
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,123
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,120
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,119
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	778
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,069
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,069
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,142
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,749
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,325
		20,901
Idaho (0.3%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	7,178
5.00%, 3/1/36, Continuously Callable @100	4,085	5,033
5.00%, 3/1/37, Continuously Callable @100	3,000	3,687
		15,898
Illinois (14.5%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	1,208
4.00%, 6/1/35, Continuously Callable @100	1,290	1,551
4.00%, 6/1/36, Continuously Callable @100	1,575	1,885
Chicago Board of Education, GO
Series A, 12/1/25 (e)	1,600	1,399
Series A, 12/1/26 (e)	3,700	3,148
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	7,076
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	13,192
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,807
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,991
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,722
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,776
Series B, 4.00%, 1/1/34, Continuously Callable @100	3,500	3,878
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,299
Chicago O'Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	13,521
5.00%, 1/1/34, Continuously Callable @100	5,675	6,631
Series A, 4.00%, 1/1/37, Continuously Callable @100	2,000	2,351
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,173
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	14,755
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,829
5.00%, 1/1/29, Continuously Callable @100	1,500	1,586
5.13%, 1/1/30, Continuously Callable @100	2,150	2,278
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,352
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,453
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	2,000	2,400
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	1,942
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,794
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,342
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/45, Continuously Callable @100	5,000	6,222

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	$1,241	$1,245
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,113
5.00%, 1/1/32, Continuously Callable @100	1,000	1,113
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,554
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	4,037
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,152
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,434
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,805
5.00%, 11/1/29, Continuously Callable @100	725	868
5.00%, 11/1/30, Continuously Callable @100	2,000	2,384
5.00%, 11/1/31, Continuously Callable @100	2,000	2,298
5.00%, 11/1/33, Continuously Callable @100	2,000	2,296
5.00%, 11/1/36, Continuously Callable @100	2,665	3,258
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,210
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,210
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,622
5.25%, 11/1/35, Continuously Callable @100	1,635	2,002
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,804
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	3,015
City of Chicago, GO (INS - National Public Finance Guarantee Corp.), 1/1/23 (e)	30,000	28,781
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,493
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	9,943
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	4,224
5.00%, 11/15/35, Continuously Callable @100	7,000	8,393
5.00%, 11/15/36, Continuously Callable @100	5,000	5,979
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,344
5.00%, 11/15/35, Continuously Callable @100	2,000	2,342
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	2,964
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102	9,750	11,171
4.45%, 11/1/36, Continuously Callable @102	4,500	5,227
3.90%, 11/1/36, Continuously Callable @102	2,220	2,469
Illinois Finance Authority Revenue
3.25%, 5/15/22	1,125	1,134
5.00%, 2/15/27 (j)	7,650	7,596
5.40%, 4/1/27, Continuously Callable @100	1,435	1,436
4.00%, 5/15/27	3,065	3,268
5.50%, 7/1/28, Continuously Callable @100	8,250	9,160
3.90%, 3/1/30, Continuously Callable @100	20,000	22,357
5.00%, 5/15/30, Continuously Callable @100	1,000	1,092
5.00%, 5/15/31, Continuously Callable @100	1,875	2,080
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,889
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,454
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,259
5.00%, 12/1/34, Continuously Callable @100	3,500	4,138
5.00%, 5/15/35, Continuously Callable @100	1,100	1,178
5.00%, 8/15/35, Continuously Callable @100	4,000	4,634
5.00%, 10/1/35, Continuously Callable @100	600	732
4.00%, 12/1/35, Continuously Callable @100	5,000	5,522
5.00%, 5/15/36, Continuously Callable @100	1,400	1,527
4.00%, 12/1/36, Continuously Callable @100	3,000	3,313
5.00%, 2/15/37, Continuously Callable @100	1,000	1,020

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/37, Continuously Callable @100	$700	$850
5.00%, 10/1/39, Continuously Callable @100	700	847
2.45%, 10/1/39, (Put Date 10/1/29) (c)	14,000	15,473
4.00%, 10/1/40, Continuously Callable @100	1,000	1,125
Series A, 4.50%, 5/15/25, Pre-refunded 5/15/22 @ 100	8,210	8,689
Series A, 5.38%, 8/15/26, Continuously Callable @100	7,665	7,891
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,143
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,138
Series A, 5.00%, 9/1/34, Continuously Callable @100	3,385	3,888
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,129
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,298
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,471
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	20,384
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	16,370
Illinois Sports Facilities Authority Revenue
5.25%, 6/15/30, Continuously Callable @100	3,000	3,359
5.00%, 6/15/30, Continuously Callable @100	1,025	1,172
5.25%, 6/15/31, Continuously Callable @100	5,000	5,596
5.25%, 6/15/32, Continuously Callable @100	5,000	5,589
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	6,013
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,988
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,644
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,268
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,163
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,516
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,808
5.00%, 2/1/36, Continuously Callable @100	6,000	6,945
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,450
5.00%, 12/1/29, Continuously Callable @100	1,250	1,496
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,201
Series A, 5.00%, 11/1/32, Continuously Callable @100	2,000	2,396
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	897
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,394
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.), 6/15/26 (e)	5,000	4,555
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	2,052
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,389
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,534
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,619
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,523
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,216
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	27,547
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	13,176
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	6,310	7,133
Series A, 4.00%, 1/1/39, Continuously Callable @100	500	563

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	$2,660	$2,993
Series B, 5.00%, 2/1/24	1,040	1,190
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	6,481
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,646
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,737
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,873
Series A, 5.00%, 11/1/25	11,000	12,524
Series B, 5.00%, 10/1/28	3,000	3,571
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	11,837
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	7,536
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	6,558
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/21, Continuously Callable @100	5,000	5,000
4.00%, 2/1/30, Continuously Callable @100	7,000	7,729
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,835
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (b)	10,000	11,657
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	13,991
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,194
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,869
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,978
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,904
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,787
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,820
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,225	6,097
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,351
Series A, 5.00%, 12/1/26	2,110	2,527
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/34, Continuously Callable @100	2,997	3,551
4.00%, 3/1/36, Continuously Callable @100	1,250	1,403
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	728
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	2,205
5.00%, 12/1/29, Continuously Callable @100	1,925	2,311
5.00%, 12/1/30, Continuously Callable @100	2,025	2,427
5.00%, 12/1/34, Continuously Callable @100	6,000	7,083
		734,391
Indiana (1.4%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,320
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,467
5.00%, 7/15/34, Continuously Callable @100	1,000	1,257
5.00%, 7/15/35, Continuously Callable @100	1,250	1,568
5.00%, 7/15/38, Continuously Callable @100	3,000	3,743
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (e)	740	635
7/15/30, Continuously Callable @96 (e)	750	635
7/15/31, Continuously Callable @93 (e)	1,490	1,215
7/15/32, Continuously Callable @91 (e)	1,400	1,096

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Indiana Finance Authority Revenue
3.13%, 12/1/24	$6,000	$6,642
5.00%, 9/1/30, Continuously Callable @100	1,250	1,535
5.00%, 9/1/31, Continuously Callable @100	1,500	1,836
5.00%, 11/15/33, Continuously Callable @103	2,000	2,217
4.00%, 7/1/36, Continuously Callable @100	3,660	4,118
4.00%, 7/1/38, Continuously Callable @100	4,030	4,515
5.00%, 11/15/38, Continuously Callable @103	3,000	3,293
4.00%, 7/1/39, Continuously Callable @100	3,605	4,029
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	1,470	1,634
Series A, 5.00%, 5/1/27, Pre-refunded 5/1/23 @ 100	1,200	1,334
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	10,891
Indianapolis Local Public Improvement Bond Bank Revenue, Series C, 1.40%, 6/1/21, Continuously Callable @100	2,750	2,753
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,474
		70,207
Iowa (0.5%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,056
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	6,103
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	16,943
		25,102
Kansas (0.3%):
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	3,000	3,040
4.63%, 9/1/33, Continuously Callable @100	10,000	10,131
		13,171
Kentucky (3.3%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	511
4.00%, 2/1/36, Continuously Callable @100	2,410	2,528
4.00%, 2/1/37, Continuously Callable @100	1,115	1,202
City of Pikeville Revenue
5.75%, 3/1/26, Pre-refunded 3/1/21 @ 100	795	802
5.75%, 3/1/26, Pre-refunded 3/1/21 @ 100	2,930	2,955
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	16,918
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	6,750	6,970
5.00%, 5/15/31, Continuously Callable @100	7,205	7,454
5.00%, 5/15/36, Continuously Callable @100	2,500	2,578
Series B, 10/1/24 (e)	6,130	5,799
Series B-3, 1.49% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (c)(k)	20,000	19,883
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) (c)	7,000	7,326
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (c)	14,285	16,086
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (c)	20,000	22,735
Series C-3, 1.14% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (c)(k)	20,000	20,223
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,226
5.00%, 5/1/36, Continuously Callable @100	1,000	1,222
5.00%, 5/1/37, Continuously Callable @100	3,000	3,651
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,374
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,657
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	654
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	864
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	861

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 11/1/38, Continuously Callable @100	$500	$573
Louisville/Jefferson County Metropolitan Government Revenue
5.00%, 12/1/22, Pre-refunded 6/1/22 @ 100	3,830	4,088
5.00%, 12/1/23, Pre-refunded 6/1/22 @ 100	2,760	2,946
5.00%, 12/1/24, Pre-refunded 6/1/22 @ 100	7,160	7,642
1.75%, 2/1/35, (Put Date 7/1/26) (c)	5,000	5,242
		167,970
Louisiana (3.8%):
Calcasieu Parish Memorial Hospital Service District Revenue, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,091
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Continuously Callable @100	700	821
5.00%, 6/1/32, Continuously Callable @100	1,150	1,347
5.00%, 6/1/34, Continuously Callable @100	1,500	1,742
City of New Orleans Water System Revenue
5.00%, 12/1/33, Continuously Callable @100	1,500	1,773
5.00%, 12/1/35, Continuously Callable @100	1,500	1,767
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	6,216
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,974
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,808
5.00%, 12/1/34, Continuously Callable @100	1,500	1,793
5.00%, 12/1/35, Continuously Callable @100	1,510	1,801
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,269
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,528
Jefferson Parish Hospital Service District No. 1 Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.50%, 1/1/26, Pre-refunded 1/1/21 @ 100	2,750	2,750
Series A, 5.38%, 1/1/31, Pre-refunded 1/1/21 @ 100	3,000	3,000
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	20,670
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	55	67
5.00%, 7/1/33, Continuously Callable @100	8,940	10,539
5.00%, 5/15/34, Continuously Callable @100	2,975	3,600
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	31
5.00%, 5/15/34, Continuously Callable @100	2,225	2,633
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	103
5.00%, 7/1/34, Continuously Callable @100	13,465	15,800
5.00%, 5/15/35, Continuously Callable @100	2,000	2,413
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	42
4.00%, 5/15/35, Continuously Callable @100	3,465	3,881
5.00%, 5/15/36, Continuously Callable @100	1,560	1,878
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/36, Continuously Callable @100	1,485	1,657
Series A, 4.00%, 12/15/32, Continuously Callable @100	2,735	3,120
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,514
Series B, 3.50%, 6/1/30, Continuously Callable @100	14,000	14,178
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Continuously Callable @100	2,000	2,329
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,133
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,128
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,124

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	$1,840	$2,264
5.00%, 1/1/36, Continuously Callable @100	1,250	1,534
5.00%, 1/1/37, Continuously Callable @100	1,500	1,835
5.00%, 10/1/37, Continuously Callable @100	2,000	2,448
5.00%, 1/1/38, Continuously Callable @100	1,300	1,585
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (c)	16,750	17,507
Parish of St. James Revenue, Series A-1, 0.16%, 11/1/40, Continuously Callable @100 (f)	15,000	15,000
Parish of St. John the Baptist Revenue, 2.20%, 6/1/37, (Put Date 7/1/26) (c)	6,750	6,907
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 5/15/23	5,000	5,534
Series A, 5.25%, 5/15/31, Continuously Callable @100	10,000	10,150
		190,302
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Continuously Callable @100	1,635	1,757
6.00%, 7/1/26, Continuously Callable @100	11,500	11,647
5.00%, 7/1/26, Continuously Callable @100	1,000	1,073
5.00%, 7/1/27, Continuously Callable @100	1,000	1,073
		15,550
Maryland (1.1%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,290
5.00%, 1/1/36, Continuously Callable @104	1,000	1,087
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,459
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,160
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,156
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,293
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,719
5.50%, 1/1/30, Continuously Callable @100	1,750	2,115
5.50%, 1/1/31, Continuously Callable @100	1,585	1,907
5.00%, 7/1/31, Continuously Callable @100	3,190	3,748
5.00%, 7/1/32, Continuously Callable @100	6,505	7,602
5.00%, 7/1/33, Continuously Callable @100	1,000	1,159
5.00%, 7/1/33, Continuously Callable @100	3,600	4,189
5.00%, 7/1/34, Continuously Callable @100	2,500	2,893
5.00%, 7/1/34, Continuously Callable @100	2,200	2,549
5.50%, 1/1/36, Continuously Callable @100	5,000	5,910
4.00%, 1/1/38, Continuously Callable @100	865	973
4.00%, 7/1/38, Continuously Callable @100	1,500	1,768
4.00%, 7/1/39, Continuously Callable @100	1,585	1,863
4.00%, 7/1/40, Continuously Callable @100	1,645	1,929
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,170
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,167
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,526
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,162
		55,794
Massachusetts (1.4%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	111
Massachusetts Development Finance Agency Revenue
6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	2,700	2,700
5.00%, 7/1/30, Continuously Callable @100	2,000	2,389
5.00%, 7/1/31, Continuously Callable @100	1,675	1,994
5.00%, 7/1/32, Continuously Callable @100	1,250	1,462
4.00%, 10/1/32, Continuously Callable @105 (d)	3,600	3,830

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/33, Continuously Callable @100	$2,155	$2,399
5.00%, 7/1/33, Continuously Callable @100	1,250	1,457
5.00%, 7/1/34, Continuously Callable @100	1,000	1,162
5.00%, 7/1/36, Continuously Callable @100	895	1,072
5.00%, 7/1/36, Continuously Callable @100	1,000	1,287
5.00%, 7/1/36, Continuously Callable @100	2,000	2,348
5.00%, 7/1/37, Continuously Callable @100	1,215	1,453
5.00%, 7/1/37, Continuously Callable @100	800	1,023
5.00%, 10/1/37, Continuously Callable @105 (d)	1,000	1,081
5.00%, 7/1/38, Continuously Callable @100	600	762
5.00%, 7/1/38, Continuously Callable @100	335	400
Series A, 5.00%, 7/1/22	1,480	1,554
Series A, 5.00%, 7/1/27, Continuously Callable @100	1,720	1,805
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	524
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	748
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	619
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	807
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	845
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,145
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,436
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,213
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,724
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,728
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,151
Series I, 6.25%, 1/1/27, Pre-refunded 1/1/21 @ 100	1,800	1,800
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,806
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,561
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,607
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	6,204
		71,207
Michigan (2.1%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,145
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,288
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,797
4.00%, 7/1/33, Continuously Callable @100	2,620	2,890
4.00%, 7/1/34, Continuously Callable @100	2,730	2,999
4.00%, 7/1/35, Continuously Callable @100	1,635	1,789
4.00%, 7/1/38, Continuously Callable @100	1,855	2,004
Grand Traverse County Hospital Finance Authority Revenue, Series A, 5.00%, 7/1/29, Continuously Callable @100	10,000	10,217
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,377
Kent Hospital Finance Authority Revenue, Series A, 5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	12,000	12,502
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	3,386
5.00%, 5/1/33, Continuously Callable @100	2,875	3,498
5.00%, 5/1/34, Continuously Callable @100	2,965	3,599
5.00%, 5/1/35, Continuously Callable @100	3,065	3,712
5.00%, 5/1/36, Continuously Callable @100	2,770	3,348
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,260
5.00%, 11/1/35, Continuously Callable @100	1,000	1,256
4.00%, 11/15/35, Continuously Callable @100	6,000	6,795
5.00%, 11/1/36, Continuously Callable @100	1,000	1,254
4.00%, 11/15/36, Continuously Callable @100	1,000	1,129
5.00%, 11/1/37, Continuously Callable @100	1,250	1,566
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	10,025

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	$4,600	$5,613
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,312
Series A, 5.00%, 5/1/25	1,700	2,039
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,371
		108,171
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	6,270
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	2,146
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,564
		9,980
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	6,341
Mississippi Development Bank Revenue, 5.00%, 4/1/28, Continuously Callable @100	1,675	1,835
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	6,930	7,454
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,635
4.00%, 1/1/37, Continuously Callable @100	2,260	2,647
4.00%, 1/1/39, Continuously Callable @100	1,850	2,156
4.00%, 1/1/40, Continuously Callable @100	2,675	3,110
		26,178
Missouri (1.2%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	500	558
5.00%, 3/1/36, Continuously Callable @100	750	827
Series A, 5.00%, 6/1/25, Continuously Callable @100	1,780	1,893
Series A, 5.00%, 6/1/27, Continuously Callable @100	2,555	2,716
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,340	2,553
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,130
5.00%, 5/1/30, Continuously Callable @100	2,310	2,453
5.00%, 5/15/32, Continuously Callable @103	1,555	1,732
5.25%, 5/1/33, Continuously Callable @100	2,350	2,507
5.00%, 2/1/34, Continuously Callable @104	2,000	2,242
5.00%, 5/15/36, Continuously Callable @103	4,565	5,026
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,080
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,553
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	27,516
St. Louis County IDA Revenue
5.00%, 9/1/23	870	912
5.50%, 9/1/33, Continuously Callable @100	2,750	2,962
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,000	2,171
		62,831
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	8,500	9,095

Nebraska (0.4%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	3,550	4,999

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	$1,250	$1,496
5.00%, 11/1/30, Continuously Callable @100	1,600	1,909
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	900
4.00%, 1/1/36, Continuously Callable @102	1,240	1,397
4.00%, 1/1/37, Continuously Callable @102	1,000	1,122
4.00%, 1/1/38, Continuously Callable @102	1,295	1,449
4.00%, 1/1/39, Continuously Callable @102	1,800	2,007
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,872
		18,151
Nevada (1.6%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	746
5.00%, 9/1/31, Continuously Callable @100	1,000	1,194
5.00%, 9/1/33, Continuously Callable @100	1,000	1,188
5.00%, 9/1/37, Continuously Callable @100	1,950	2,289
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	2,151
4.00%, 6/1/37, Continuously Callable @100	7,345	8,398
4.00%, 6/1/38, Continuously Callable @100	6,135	7,003
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (d)	900	890
Series A, 2.75%, 6/15/28 (d)	1,500	1,438
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	4,520
5.00%, 7/1/27	2,220	2,815
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	23,553
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,466
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,224
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	5,052
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,602
		81,529
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, Series A, 3.63%, 7/1/43, (Put Date 7/2/40) (c)(d)	2,000	2,019
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,508
5.00%, 8/1/35, Continuously Callable @100	2,700	3,276
5.00%, 8/1/36, Continuously Callable @100	2,000	2,417
5.00%, 8/1/37, Continuously Callable @100	1,500	1,804
		13,024
New Jersey (6.2%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	1,000	1,144
5.00%, 11/1/30, Continuously Callable @100	1,000	1,143
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	2,023
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,506
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	768
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	904
City of Bayonne, GO (INS - Build America Mutual Assurance Co.)
5.00%, 7/1/34, Continuously Callable @100	1,135	1,368
5.00%, 7/1/35, Continuously Callable @100	1,000	1,202

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	$1,455	$1,779
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,436
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	479
Series A, 4.00%, 6/15/30, Continuously Callable @100	600	670
New Jersey Economic Development Authority Revenue
5.25%, 9/1/22, Pre-refunded 3/1/21 @ 100	7,300	7,358
5.25%, 9/1/22, Continuously Callable @100	2,700	2,720
5.00%, 3/1/25, Continuously Callable @100	18,410	20,088
5.00%, 6/15/26, Continuously Callable @100	2,500	2,633
1.64% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100 (k)	10,000	10,328
1.69% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (k)	10,000	9,939
5.00%, 11/1/36, Continuously Callable @100	2,000	2,455
4.00%, 11/1/38, Continuously Callable @100	1,500	1,672
4.00%, 11/1/39, Continuously Callable @100	2,000	2,222
Series A, 5.00%, 6/15/25	5,125	5,997
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	667
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	1,026
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	19,899
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	19,582
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	10,436
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,273
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	6,995
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,857
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,629
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,531
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,699
Series F, 4.00%, 7/1/33, Continuously Callable @100	150	167
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	420
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	289
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	587
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	1,078
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	330
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,676
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	4,090
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,962
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,335
5.00%, 10/1/34, Continuously Callable @100	2,000	2,331
5.00%, 10/1/35, Continuously Callable @100	2,620	3,045
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,347
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,746
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,499
5.00%, 6/15/31, Continuously Callable @100	3,000	3,479
1.29% (MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21) (c)(k)	10,000	10,029
Series A, 12/15/25 (e)	20,000	18,599
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,445
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,273
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,319
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,464
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	3,086
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	12,194

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	$5,000	$5,450
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	9,088
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,498
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,637
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	4,081
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	579
4.00%, 12/1/30, Continuously Callable @100	750	865
4.00%, 12/1/31, Continuously Callable @100	500	575
South Jersey Transportation Authority Revenue
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	570
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	855
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,231
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	4,930
State of New Jersey, GO, Series A, 4.00%, 6/1/32	3,000	3,738
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	6,217
		314,532
New Mexico (0.6%):
City of Farmington Revenue
1.88%, 4/1/33, (Put Date 10/1/21) (c)	12,000	12,099
Series A, 0.19%, 6/1/40, Callable 2/1/21 @ 100 (f)	11,000	11,000
City of Santa Revenue
2.25%, 5/15/24, Continuously Callable @100	600	584
2.63%, 5/15/25, Continuously Callable @100	1,000	978
5.00%, 5/15/34, Continuously Callable @103	625	684
5.00%, 5/15/39, Continuously Callable @103	480	519
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,151
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	350
4.00%, 9/1/40, Continuously Callable @100	1,200	1,383
		28,748
New York (4.7%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,874
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	609
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/23, Continuously Callable @100	2,600	2,693
County of Nassau, GO
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,297
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,348
County of Suffolk, GO
5.00%, 3/19/21	30,000	30,191
Series I, 2.00%, 7/22/21	4,000	4,026

Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,206
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	3,024
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	9,883
Series A-1, 5.00%, 2/1/23	4,000	4,241
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	7,315	9,029
Series B-1, 5.00%, 5/15/22	1,000	1,040
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	8,389

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	$9,300	$10,241
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	7,128
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	4,218
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,243
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,243
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,358
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	11,388
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,408
4.00%, 12/1/39, Continuously Callable @100	1,200	1,404
Monroe County Industrial Development Corp. Revenue (INS - Federal Housing Administration), 5.75%, 8/15/30, Continuously Callable @100	5,000	5,031
New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 12/1/34, Continuously Callable @100	2,000	2,394
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	20,500	20,011
2.63%, 9/15/69, Continuously Callable @100	3,350	3,418
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (d)	600	695
6.00%, 7/1/40, Continuously Callable @100 (d)	3,630	3,629
Series A, 5.00%, 5/1/23	15	17
Series A, 5.00%, 5/1/23	735	785
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	784
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	17
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,254
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	28
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	22
Series A, 5.00%, 5/1/26, Continuously Callable @100	980	1,046
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	560
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	391
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,393
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	830
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	5,153
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	6
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	23,651
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,168
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,168
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,517
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 8/1/50, Continuously Callable @100 (d)(f)(l)	5,110	5,110
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,845
5.00%, 6/15/24	1,450	1,662
5.00%, 6/15/25, Continuously Callable @100	1,670	1,913
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	883
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	225
5.00%, 7/1/28, Continuously Callable @100	1,280	1,306
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,893
4.00%, 2/15/25	9,750	10,863
4.00%, 2/15/26	3,000	3,417
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,417
		234,983

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
North Carolina (0.9%):
North Carolina Capital Facilities Finance Agency Revenue, 0.22%, 7/1/34	$25,000	$25,001
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	1,500	1,601
6.38%, 7/1/26, Pre-refunded 7/1/21 @ 100	4,805	4,950
5.00%, 10/1/30, Continuously Callable @100	1,850	1,987
5.00%, 10/1/40, Continuously Callable @103	1,050	1,166
5.00%, 10/1/45, Continuously Callable @103	1,000	1,098
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	3,245
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	670
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	2,160
Series A, 5.00%, 10/1/45, Continuously Callable @103	1,800	2,140
Series A, 4.00%, 10/1/45, Continuously Callable @103	1,000	1,107
		45,125
North Dakota (0.3%):
City of Grand Forks Revenue, 5.00%, 12/1/29, Continuously Callable @100	11,085	11,490
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	5,192
		16,682
Ohio (2.9%):
Akron Bath Copley Joint Township Hospital District Revenue
4.00%, 11/15/36, Continuously Callable @100	1,000	1,149
4.00%, 11/15/37, Continuously Callable @100	800	913
4.00%, 11/15/38, Continuously Callable @100	500	571
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,334
City of Cleveland Airport System Revenue
Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @ 100	2,000	2,095
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,047
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	8,837
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,742
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	12,403
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	8,507
5.00%, 2/15/37, Continuously Callable @100	4,000	4,638
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,493
5.00%, 1/1/36, Continuously Callable @100	1,400	1,520
5.00%, 9/15/39, Continuously Callable @100	1,375	1,764
5.00%, 9/15/40, Continuously Callable @100	1,100	1,409
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B, 12/1/25 (e)	4,365	4,168
County of Hancock Revenue, 6.50%, 12/1/30, Pre-refunded 6/1/21 @ 100	9,000	9,230
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	2,046
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	7,000	7,231
5.00%, 11/15/37, Continuously Callable @100	2,200	2,623
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	3,019
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,717
5.00%, 11/1/29	3,655	4,947
5.00%, 11/1/30	3,160	4,368
5.00%, 11/1/31	2,000	2,818
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,173
5.00%, 5/1/33, Continuously Callable @100	500	583

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	$2,000	$2,210
Ohio Water Development Authority Revenue, 12/1/33 (m)	26,000	–
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,503
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	813
5.00%, 12/1/35, Continuously Callable @100	750	789
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	8,553
5.00%, 1/15/35, Continuously Callable @100	6,000	7,089
5.00%, 1/15/36, Continuously Callable @100	3,070	3,613
4.00%, 11/15/36, Continuously Callable @100	1,260	1,404
4.00%, 11/15/38, Continuously Callable @100	1,270	1,408
4.00%, 11/15/40, Continuously Callable @100	655	722
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	1,171
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	2,095
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,835
4.00%, 12/1/32, Continuously Callable @100	1,500	1,715
4.00%, 12/1/33, Continuously Callable @100	1,600	1,816
4.00%, 12/1/34, Continuously Callable @100	1,795	2,026
		147,107
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/21	710	721
Muskogee Industrial Trust Revenue, Series A, 0.28%, 6/1/27, Continuously Callable @100 (f)	15,000	15,000
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	4,902
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	1,026
5.00%, 11/15/30, Continuously Callable @102	1,780	1,921
		23,570
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	550
5.00%, 11/15/37, Continuously Callable @102	500	543
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	275	347
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	2,180
		3,620
Pennsylvania (7.9%):
Allegheny County Higher Education Building Authority Revenue, Series A, 5.13%, 3/1/25, Pre-refunded 3/1/21 @ 100	1,410	1,421
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	8,997
5.00%, 4/1/36, Continuously Callable @100	8,000	9,794
4.00%, 7/15/37, Continuously Callable @100	2,000	2,337
4.00%, 7/15/38, Continuously Callable @100	1,500	1,746
4.00%, 7/15/39, Continuously Callable @100	1,440	1,669
Allegheny County IDA Revenue, 4.88%, 11/1/24	3,150	3,135
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,736
4.00%, 12/1/34, Continuously Callable @100	1,475	1,699
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	1,366
5.00%, 11/1/34, Continuously Callable @100	2,000	2,202
5.00%, 11/1/35, Continuously Callable @100	3,000	3,290
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,246

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	$325	$358
5.00%, 10/1/31, Continuously Callable @103	450	493
5.00%, 10/1/37, Continuously Callable @103	2,260	2,439
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,148
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,096
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	2,919
City of Philadelphia Airport Revenue, Series A, 4.00%, 7/1/33, Continuously Callable @100	11,420	13,903
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,567
5.00%, 6/1/34, Continuously Callable @100	2,000	2,496
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,874
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,665
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	922
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	978
County of Beaver, GO
4.00%, 4/15/28	2,195	2,617
4.00%, 4/15/28	695	869
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	748
4.00%, 4/15/29, Continuously Callable @100	1,900	2,248
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	636
4.00%, 4/15/30, Continuously Callable @100	4,490	5,257
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	2,337
4.00%, 7/1/38, Continuously Callable @100	2,000	2,331
4.00%, 7/1/39, Continuously Callable @100	2,000	2,325
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,927
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,494
4.00%, 11/1/37, Continuously Callable @100	2,130	2,542
Series C-6, 4.00%, 12/1/26, Continuously Callable @102	6,500	6,710
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,316
4.00%, 6/1/31, Continuously Callable @100	1,000	1,134
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,381
5.00%, 10/1/35, Continuously Callable @100	2,220	2,498
5.00%, 10/1/39, Continuously Callable @100	2,250	2,493
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,729
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,922
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	2,135
5.00%, 9/1/35, Continuously Callable @100	1,850	2,246
4.00%, 9/1/36, Continuously Callable @100	1,100	1,256
4.00%, 9/1/37, Continuously Callable @100	1,000	1,138
5.00%, 9/1/37, Continuously Callable @100	1,750	2,108
4.00%, 9/1/38, Continuously Callable @100	900	1,022
4.00%, 9/1/39, Continuously Callable @100	1,000	1,132
Montgomery County IDA Revenue
5.00%, 11/15/23, Pre-refunded 5/15/22 @ 100	1,200	1,278
5.00%, 11/15/24, Pre-refunded 5/15/22 @ 100	2,750	2,928
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,195
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,791

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/35, Continuously Callable @100	$1,500	$1,785
Northampton County General Purpose Authority Revenue, 1.15% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (c)(k)	4,645	4,503
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,619
Pennsylvania Economic Development Financing Authority Revenue, 3.00%, 4/1/39, Continuously Callable @100	30,000	33,074
Pennsylvania Higher Educational Facilities Authority Revenue
5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	1,625	1,740
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,854
Series A, 5.25%, 7/15/26, Continuously Callable @100	2,020	2,163
Series A, 5.25%, 7/15/27, Continuously Callable @100	2,125	2,275
Series A, 5.25%, 7/15/28, Continuously Callable @100	2,245	2,402
Series A, 5.00%, 7/15/30, Continuously Callable @100	2,415	2,567
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,965	2,094
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	12,466
5.00%, 6/1/36, Continuously Callable @100	8,255	9,632
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,735
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	5,022
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,516
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,878
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,303
Series B, 5.00%, 12/1/32, Continuously Callable @100	3,500	4,134
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,403
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	22,448
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,325
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,396
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,386
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,658
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	912
5.00%, 5/1/36, Continuously Callable @100	1,500	1,822
5.00%, 5/1/38, Continuously Callable @100	1,000	1,211
5.00%, 6/15/40, Continuously Callable @100 (d)	900	1,022
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,132
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	359
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,417
5.00%, 3/1/37, Continuously Callable @100	1,500	1,808
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,235
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,229
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,225
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,222
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	1,961
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,841
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,852
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	5,969
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,758
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	6,050
School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,346
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,239
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,978
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	921

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
State Public School Building Authority Revenue
5.00%, 4/1/23, Pre-refunded 4/1/22 @ 100	$1,250	$1,324
5.00%, 6/1/29, Continuously Callable @100	10,000	12,311
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	7,412
4.00%, 12/1/31, Continuously Callable @100	13,085	15,273
4.00%, 12/1/31, Pre-refunded 12/1/26 @ 100	2,295	2,775
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (c)	3,300	3,785
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,615
		399,621
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	2,600	2,622

Rhode Island (0.3%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,308
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,627
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,209
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	2,000	2,300
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,298
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,870
		16,612
South Carolina (1.0%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	1,000	1,172
4.00%, 11/1/32, Continuously Callable @100	1,000	1,166
Patriots Energy Group Financing Agency Revenue, Series B, 0.96% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (c)(k)	20,000	20,253
Piedmont Municipal Power Agency Revenue (INS - Assured Guaranty Corp.)
Series C, 5.00%, 1/1/28, Continuously Callable @100	7,200	7,350
Series D, 5.00%, 1/1/28, Continuously Callable @100	2,700	2,756
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,832
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,393
		52,922
Tennessee (0.5%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.17%, 5/1/39, Continuously Callable @100 (b)(f)	6,200	6,200
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	3,285
5.00%, 7/1/36, Continuously Callable @100	3,000	3,623
5.00%, 7/1/37, Continuously Callable @100	3,500	4,216
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,912
		23,236
Texas (11.0%):
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,105	1,116
5.00%, 1/1/34, Continuously Callable @100	550	536
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	3,103

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/27, Continuously Callable @100	$2,990	$3,363
5.00%, 12/1/28, Continuously Callable @100	1,640	1,839
5.00%, 12/1/29, Continuously Callable @100	1,600	1,789
5.00%, 12/1/30, Continuously Callable @100	1,700	1,896
5.25%, 12/1/35, Continuously Callable @100	5,150	5,714
Central Texas Regional Mobility Authority Revenue
5.00%, 1/1/21	700	700
5.00%, 1/1/22	500	522
1/1/22 (e)	885	883
5.00%, 1/1/23	500	545
1/1/24 (e)	7,000	6,885
1/1/26 (e)	2,535	2,408
5.00%, 1/1/33, Pre-refunded 1/1/23 @ 100	3,500	3,833
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,250	1,456
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,274
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	11,481
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,747
City of Arlington Special Tax (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	1,500	1,818
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,815
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,737
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	3,972
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,253
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	2,099
4.00%, 7/15/33, Continuously Callable @100	1,100	1,280
4.00%, 7/15/34, Continuously Callable @100	1,050	1,219
4.00%, 7/15/35, Continuously Callable @100	1,000	1,158
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,575
5.00%, 9/1/30, Continuously Callable @100	1,000	1,119
5.00%, 9/1/32, Continuously Callable @100	5,615	6,258
5.00%, 9/1/33, Continuously Callable @100	5,345	5,928
5.00%, 9/1/34, Continuously Callable @100	2,150	2,372
5.00%, 9/1/35, Continuously Callable @100	1,575	1,730
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	850
4.00%, 3/1/33, Continuously Callable @100	1,000	1,146
4.00%, 3/1/34, Continuously Callable @100	1,000	1,144
4.00%, 3/1/36, Continuously Callable @100	1,500	1,708
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,632
4.00%, 8/15/34, Continuously Callable @100	2,275	2,799
4.00%, 8/15/35, Continuously Callable @100	2,375	2,908
4.00%, 8/15/36, Continuously Callable @100	3,710	4,521
4.00%, 8/15/37, Continuously Callable @100	3,860	4,695
4.00%, 8/15/38, Continuously Callable @100	4,015	4,875
4.00%, 8/15/39, Continuously Callable @100	4,305	5,217
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,523
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,267
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,497
Decatur Hospital Authority Revenue
Series A, 5.25%, 9/1/29, Continuously Callable @100	1,000	1,136
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,115
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 12/1/27, Pre-refunded 12/1/22 @ 100	4,710	5,140
5.00%, 6/1/28, Continuously Callable @100	1,400	1,492

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
0.66% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (c)(k)	$3,330	$3,315
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	877
5.00%, 3/1/31, Continuously Callable @100	2,030	2,374
5.00%, 3/1/32, Continuously Callable @100	2,500	2,922
Houston Higher Education Finance Corp. Revenue
Series A, 5.25%, 9/1/31, Pre-refunded 9/1/22 @ 100	3,850	4,171
Series A, 5.25%, 9/1/32, Pre-refunded 9/1/22 @ 100	4,075	4,415
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,530
5.00%, 2/1/34, Continuously Callable @100	4,000	4,516
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,455
5.00%, 9/1/30, Continuously Callable @100	1,380	1,652
5.00%, 9/1/31, Continuously Callable @100	2,000	2,391
5.00%, 9/1/32, Continuously Callable @100	1,500	1,787
5.00%, 9/1/33, Continuously Callable @100	2,680	3,177
Matagorda County Navigation District No. 1 Revenue
2.60%, 11/1/29	14,010	15,141
4.00%, 6/1/30, Continuously Callable @100	5,405	5,794
Mesquite Health Facilities Development Corp. Revenue
5.00%, 2/15/26	3,100	3,048
5.00%, 2/15/35, Continuously Callable @100	1,075	965
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,097
4.00%, 11/1/36, Continuously Callable @102	1,475	1,521
Series A, 5.00%, 7/1/30, Continuously Callable @100	7,500	6,176
Series A, 5.00%, 7/1/35, Continuously Callable @100	9,000	7,411
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,823
4.00%, 4/1/33, Continuously Callable @100	2,000	2,221
4.00%, 4/1/34, Continuously Callable @100	4,470	4,936
4.00%, 4/1/35, Continuously Callable @100	1,650	1,813
4.00%, 4/1/36, Continuously Callable @100	2,150	2,350
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	8,094
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,284
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,381
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,816
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	17,173
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,699
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,786
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29 (e)	20,000	17,858
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,291
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,931
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,681
5.00%, 7/1/33, Continuously Callable @100	3,250	3,830
5.00%, 7/1/34, Continuously Callable @100	2,500	3,000
Port of Port Arthur Navigation District Revenue
0.25%, 11/1/40, Continuously Callable @100 (b)(f)	55,000	55,000
0.23%, 11/1/40, Continuously Callable @100 (f)	8,000	8,000
Series A, 0.17%, 4/1/40, Continuously Callable @100 (f)	20,615	20,615
Series B, 0.17%, 4/1/40, Continuously Callable @100 (f)	6,700	6,700
Series C, 0.18%, 4/1/40, Continuously Callable @100 (f)	21,710	21,710

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28) (c)	$14,935	$16,019
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,569
5.00%, 11/15/31, Continuously Callable @100	2,250	2,683
5.00%, 11/15/32, Continuously Callable @100	2,365	2,810
5.00%, 11/15/37, Continuously Callable @100	2,175	2,539
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	23,028
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	24,107
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	3,859
4.00%, 12/31/38, Continuously Callable @100	3,850	4,502
4.00%, 6/30/39, Continuously Callable @100	2,150	2,506
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	7,235	9,161
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,932
Tyler Health Facilities Development Corp. Revenue, 5.50%, 7/1/27, Pre-refunded 7/1/21 @ 100	10,000	10,261
		555,791
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (d)(j)	3,960	3,362
Series B, 12.00%, 8/1/30, Continuously Callable @100 (d)(j)	2,168	1,841
		5,203
Vermont (0.3%):
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	3,001
Winooski School District, GO, 1.25%, 10/15/21	12,500	12,535
		15,536
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (d)	6,500	7,394

Virginia (0.8%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,352
4.00%, 7/1/37, Continuously Callable @100	1,205	1,383
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	2,150	2,310
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	890
5.00%, 6/15/34, Continuously Callable @100	2,620	3,101
5.00%, 6/15/35, Continuously Callable @100	1,930	2,279
Virginia College Building Authority Revenue
5.00%, 6/1/21, Continuously Callable @100	500	500
4.00%, 2/1/34, Continuously Callable @100	10,000	11,784
4.00%, 2/1/36, Continuously Callable @100	3,000	3,513
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	2,750	3,108
Series A, 4.00%, 1/1/38, Continuously Callable @103	3,000	3,383
Series A, 4.00%, 1/1/39, Continuously Callable @103	3,500	3,937
Series A, 4.00%, 1/1/40, Continuously Callable @103	4,000	4,487
		42,027
Washington (0.4%):
Tobacco Settlement Authority Revenue, 5.25%, 6/1/31, Continuously Callable @100	2,710	2,716
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	3,090	3,503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/34, Continuously Callable @100	$3,470	$3,918
5.00%, 7/1/35, Continuously Callable @100	2,355	2,873
5.00%, 7/1/36, Continuously Callable @100	2,250	2,735
4.00%, 7/1/37, Continuously Callable @100	3,125	3,541
		19,286
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	2,222
5.00%, 1/1/34, Continuously Callable @100	2,360	2,893
5.00%, 6/1/34, Continuously Callable @100	2,970	3,554
5.00%, 1/1/35, Continuously Callable @100	2,920	3,570
5.00%, 6/1/35, Continuously Callable @100	2,405	2,864
5.00%, 9/1/38, Continuously Callable @100	1,000	1,227
5.00%, 9/1/39, Continuously Callable @100	1,000	1,224
		17,554
Wisconsin (1.2%):
Public Finance Authority Revenue
3.00%, 4/1/25 (d)	425	434
4.00%, 6/15/29, Continuously Callable @100 (d)	325	344
4.00%, 9/1/29, Continuously Callable @103 (d)	1,250	1,379
5.25%, 5/15/37, Continuously Callable @102 (d)	1,000	1,068
5.00%, 6/15/39, Continuously Callable @100 (d)	410	440
5.00%, 9/1/39, Continuously Callable @103 (d)	2,230	2,506
5.00%, 1/1/40, Continuously Callable @100	3,500	4,060
5.00%, 4/1/40, Continuously Callable @100 (d)	1,175	1,346
5.00%, 1/1/45, Continuously Callable @100	3,275	3,735
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,608
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	5,297
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,626
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 8/15/34, Continuously Callable @100	1,000	1,135
4.00%, 2/15/35, Continuously Callable @100	500	587
4.00%, 11/15/36, Continuously Callable @100	9,830	11,200
4.00%, 2/15/37, Continuously Callable @100	1,000	1,165
4.00%, 3/15/40, Continuously Callable @100	750	813
0.25%, 2/15/53, Callable 2/1/21 @ 100 (f)	6,500	6,500
Series A, 5.00%, 7/15/28, Pre-refunded 7/15/21 @ 100	2,000	2,050
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,552
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	1,500	1,614
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	1,935	2,082
		58,541
Total Municipal Bonds (Cost $4,626,678)		4,989,198

Total Investments (Cost $4,645,120) — 99.2%		5,008,106
Other assets in excess of liabilities — 0.8%		42,598
NET ASSETS - 100.00%		$5,050,704

(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(c)	Put Bond.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $128,801 (thousands) and amounted to 2.6% of net assets.
(e)	Zero-coupon bond.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	Up to 2.05% of the coupon may be paid in kind.
(h)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%.
(i)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%.
(j)	Defaulted security.
(k)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.
(l)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(m)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	December 31, 2020
(Unaudited)

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security
MUNIPSA—Municipal Swap Index
PIK—Payment in-kind

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)
Utilities (0.2%):
Energy Harbor Corp. (a)	193,456	$4,933
Total Common Stocks (Cost $4,811)		4,933

Municipal Bonds (98.8%)
Alabama (1.0%):
Homewood Educational Building Authority Revenue, 5.00%, 12/1/47, Continuously Callable @100	$4,500	5,226
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	1,982
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	17,237
		24,445
Arizona (3.0%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	5,000	5,226
Arizona Health Facilities Authority Revenue
5.00%, 2/1/42, Continuously Callable @100	6,000	6,264
1.94% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (b)(i)	5,000	5,122
Arizona IDA Revenue, 5.00%, 7/1/52, Continuously Callable @100	1,725	1,973
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29	1,000	1,374
Series B, 5.50%, 7/1/30	1,500	2,102
Maricopa County IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,600	1,750
Maricopa County Pollution Control Corp. Revenue, Series A, 0.19%, 6/1/43, Callable 2/1/21 @ 100 (c)	19,300	19,300
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	11,235
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,304
5.00%, 7/1/42, Continuously Callable @100	1,250	1,333
5.00%, 7/1/44, Continuously Callable @100	6,000	6,385
The Pima County IDA Revenue
4.00%, 9/1/29, Continuously Callable @100	3,000	3,218
5.00%, 6/15/52, Continuously Callable @100 (d)	2,000	2,021
The Prima County IDA Revenue, Series A, 4.50%, 6/1/30, Continuously Callable @100	2,685	2,832
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,980
		73,419
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (e)	1,000	902
7/1/29 (e)	1,165	1,024
7/1/30 (e)	1,150	983
7/1/36 (e)	2,500	1,701
		4,610
California (7.3%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,201
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.69%, 1/1/60, Callable 1/1/37 @ 100 (c)(d)	5,000	5,000
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	2,950	3,277
Series B, 5.00%, 10/1/30, Pre-refunded 10/1/21 @ 100	2,000	2,071

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	$1,110	$1,150
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	4,042
Series D, 5.00%, 12/1/29, Continuously Callable @100	2,500	2,609
Series D, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,087
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.)
0.71%, 4/1/52, Callable 4/1/21 @ 100 (c)(d)	3,245	3,245
Series DBE-8065, 0.69%, 11/1/52, Callable 11/1/21 @ 100 (c)(d)	10,000	10,000
Cerritos Community College District, GO
Series D, 8/1/31 (e)	1,000	867
Series D, 8/1/32 (e)	2,500	2,112
Series D, 8/1/33 (e)	2,175	1,788
Series D, 8/1/34 (e)	1,000	799
Series D, 8/1/35 (e)	1,500	1,164
Series D, 8/1/36 (e)	2,200	1,658
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.69%, 12/1/52, Callable 12/1/21 @ 100 (d)	13,000	13,000
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/41 (e)	8,500	5,340
El Camino Community College District, GO
Series C, 8/1/34 (e)	3,000	2,412
Series C, 8/1/38 (e)	3,000	2,070
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.), 6/1/42 (e)	10,000	5,887
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Continuously Callable @100	2,000	2,197
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,580	1,586
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100 (f)	1,200	1,401
8/1/42, Continuously Callable @100 (g)	4,500	4,948
Monterey Peninsula Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	3,000	3,092
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8072, 0.69%, 1/1/52, Callable 1/19/21 @ 100 (c)(d)	5,000	5,000
Paramount Unified School District, GO
8/1/34 (e)	1,860	1,473
8/1/35 (e)	2,000	1,534
8/1/36 (e)	2,750	2,043
8/1/37 (e)	2,750	1,984
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,867
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,228
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,915
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36 (e)	13,605	9,804
Series G, 8/1/37 (e)	14,285	9,993
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4/1/29 (e)	15,000	12,595
State of California, GO
5.25%, 4/1/35, Continuously Callable @100	8,000	8,490
5.00%, 2/1/38, Continuously Callable @100	6,750	7,390
5.00%, 10/1/47, Continuously Callable @100	5,000	5,986
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/34 (e)	8,885	6,985

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Washington Township Health Care District Revenue
Series A, 5.25%, 7/1/30, Continuously Callable @100	$5,180	$5,180
Series A, 5.50%, 7/1/38, Continuously Callable @100	5,000	5,000
		176,470
Colorado (2.4%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,738
5.00%, 4/1/53, Continuously Callable @100	750	869
Series A, 5.25%, 4/1/43, Continuously Callable @100	2,500	2,623
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,334
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	7,240
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,612
Series A, 4.00%, 8/1/49, Continuously Callable @100	2,500	2,772
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,696
Series A, 4.00%, 12/1/50, Continuously Callable @103	7,250	7,978
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	830
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64 (e)	10,000	5,893
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,151
5.00%, 12/1/46, Continuously Callable @100	2,500	2,867
5.00%, 12/1/51, Continuously Callable @100	2,000	2,272
Rampart Range Metropolitan District No. 1 Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,829
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	5,000	5,491
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,058
		57,253
Connecticut (0.6%):
Connecticut State Health & Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	3,331
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31 (h)	59,890	2,096
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	6,863
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,973
		14,263
District of Columbia (1.5%):
District of Columbia Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8070, 0.69%, 8/1/40, Callable 1/1/32 @ 105 (c)(d)	7,500	7,500
District of Columbia Revenue
5.00%, 7/1/36, Continuously Callable @100	1,305	1,378
5.00%, 7/1/42, Continuously Callable @100	1,500	1,581
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,945
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,659
5.00%, 7/1/49, Continuously Callable @100	1,275	1,462
5.00%, 7/1/54, Continuously Callable @100	1,140	1,305
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @100	10,000	10,404
Washington Convention & Sports Authority Tax Allocation, 5.00%, 10/1/40, Continuously Callable @100	10,000	10,018
		37,252
Florida (7.7%):
Alachua County Health Facilities Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100	7,000	8,004
City of Atlantic Beach Revenue
Series A, 5.00%, 11/15/53, Continuously Callable @103	2,000	2,167

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.63%, 11/15/43, Continuously Callable @100	$7,000	$7,453
City of Jacksonville Revenue
5.00%, 10/1/29, Continuously Callable @100	2,270	2,447
4.00%, 11/1/45, Continuously Callable @100	2,500	2,788
City of Lakeland Revenue
5.00%, 9/1/37, Continuously Callable @100	500	531
5.00%, 9/1/42, Continuously Callable @100	1,000	1,060
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	8,000	8,313
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,949
County of Miami-Dade Water & Sewer System Revenue, Series B, 4.00%, 10/1/49, Continuously Callable @100	22,000	26,114
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,449
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100	5,050	5,627
4.00%, 8/15/50, Continuously Callable @100	6,265	6,937
Florida Department of Children & Families Certificate of Participation, 5.00%, 10/1/25, Continuously Callable @100	5,675	5,694
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable @100	1,500	1,678
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	4,577
4.00%, 10/1/44, Continuously Callable @100	1,400	1,427
5.00%, 3/1/49, Continuously Callable @100	1,250	1,332
4.00%, 10/1/49, Continuously Callable @100	1,150	1,161
Series A, 5.00%, 4/1/32, Pre-refunded 4/1/22 @ 100	600	636
Series A, 5.25%, 4/1/42, Pre-refunded 4/1/22 @ 100	1,500	1,594
Florida Municipal Loan Council Revenue (INS - Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,587
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	3,000	3,416
Lee County IDA Revenue
5.75%, 10/1/42, Pre-refunded 10/1/22 @ 100	4,000	4,386
5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	5,000	5,561
5.00%, 11/15/49, Continuously Callable @103	12,350	13,436
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	5,051
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,675
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,015
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,202
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,641
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103	150	170
5.00%, 5/15/47, Continuously Callable @100	5,000	5,323
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	1,180
Palm Beach County Solid Waste Authority Revenue
5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	155	160
5.00%, 10/1/31, Continuously Callable @100	9,845	10,190
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/27, Continuously Callable @100	1,000	1,047
5.25%, 10/1/30, Continuously Callable @100	1,000	1,051
6.00%, 10/1/41, Continuously Callable @100	3,650	3,747
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103	1,000	1,083
5.00%, 1/1/55, Continuously Callable @103	1,000	1,081

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	$1,835	$1,981
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	6,451
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 2/1/21 @ 100	2,200	2,207
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,269
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,404
Volusia County Educational Facility Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/15/29, Pre-refunded 10/15/21 @ 100	2,350	2,438
		186,690
Georgia (1.6%):
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	17,273
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,500	1,735
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,566
Private Colleges & Universities Authority Revenue, Series A, 5.00%, 10/1/32, Continuously Callable @100	1,600	1,642
The Development Authority of Monroe County Revenue, 0.14%, 11/1/48, Continuously Callable @100 (c)	600	600
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 0.42%, 4/1/60, Callable 4/1/35 @ 100 (c)(d)	13,325	13,325
		39,141
Illinois (13.4%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/38, Continuously Callable @100	1,555	1,861
Series A, 5.00%, 12/1/39, Continuously Callable @100	1,400	1,670
Bureau County Township High School District No. 502, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,530	1,833
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	5,582
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.), Series 2017-XM0188, 0.37%, 12/1/39, Callable 12/1/21 @ 100 (c)(d)	4,000	4,000
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,879
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	4,002
Chicago O'Hare International Airport Revenue
5.75%, 1/1/39, Pre-refunded 1/1/21 @ 100	800	800
5.75%, 1/1/39, Pre-refunded 1/1/21 @ 100	4,200	4,200
5.75%, 1/1/43, Continuously Callable @100	5,000	5,337
Series C, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,173
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	5,928
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,335
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,342
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @100	3,924	3,934
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	4,000	4,362
Series A, 5.00%, 1/1/47, Continuously Callable @100	3,000	3,507
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,407
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,415
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,456

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Cook County Community College District No. 508, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	$9,500	$11,190
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	9,227
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	2,311
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	14,000	15,650
5.50%, 4/1/32, Continuously Callable @100	7,065	7,069
4.00%, 2/1/33, Continuously Callable @100	6,000	6,470
5.00%, 5/15/37, Continuously Callable @100	700	771
4.00%, 3/1/38, Continuously Callable @100	2,000	2,263
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	24
5.00%, 8/1/42, Continuously Callable @100	750	853
6.00%, 7/1/43, Continuously Callable @100	5,000	5,578
5.00%, 1/1/44, Continuously Callable @100	10,000	11,952
5.00%, 8/15/44, Continuously Callable @100	2,000	2,275
4.00%, 12/1/46, Continuously Callable @100	4,500	4,842
5.00%, 2/15/47, Continuously Callable @100	1,000	1,005
5.00%, 5/15/47, Continuously Callable @100	1,155	1,254
5.00%, 8/1/47, Continuously Callable @100	750	851
5.00%, 12/1/47, Continuously Callable @100	2,000	2,230
5.00%, 10/1/49, Continuously Callable @100	1,250	1,481
5.00%, 2/15/50, Continuously Callable @100	500	501
5.00%, 10/1/51, Continuously Callable @100	1,000	1,184
4.00%, 10/1/55, Continuously Callable @100	2,000	2,197
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	8,000	8,111
Series A, 4.00%, 7/1/38, Continuously Callable @100	5,000	5,533
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	13,737
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	591
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	11,886
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @100	4,000	4,647
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,394
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	9,942
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	658
Railsplitter Tobacco Settlement Authority Revenue, 5.50%, 6/1/23, Pre-refunded 6/1/21 @ 100	10,000	10,216
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30	37,550	52,000
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	17,156
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,419
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	2,275	2,688
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,318
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	1,000	1,097
4.00%, 2/1/32, Continuously Callable @100	1,000	1,089
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,668
University of Illinois Revenue, Series A, 5.13%, 4/1/36, Continuously Callable @100	1,000	1,011
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	10,000	11,880
		325,242

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Indiana (1.7%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.), 4.00%, 2/1/38, Continuously Callable @100	$5,540	$6,306
Evansville Redevelopment Authority Revenue (INS-Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	3,605	4,089
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,628
5.00%, 11/15/43, Continuously Callable @103	1,970	2,147
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	4,000	4,526
5.00%, 11/15/48, Continuously Callable @103	3,895	4,224
Series A, 5.00%, 6/1/39, Continuously Callable @100	5,000	5,150
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,527
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,982
		41,579
Iowa (0.5%):
Iowa Finance Authority Revenue
2.88%, 5/15/49, Continuously Callable @100	1,500	1,502
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	6,741
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,945
		13,188
Kansas (0.5%):
City of Coffeyville Electric System Revenue (INS-National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (d)	2,500	3,015
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	6,025
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,336
		11,376
Kentucky (0.5%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,094
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	5,500	5,559
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,571
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 4.00%, 12/1/41, Continuously Callable @100	500	558
Kentucky Economic Development Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,360
		13,142
Louisiana (3.9%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,169
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	6,561
Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	1,145
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,538
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	1,100	1,266
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	8,283
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	6,890

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/48, Continuously Callable @100	$5,000	$5,800
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS-Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	1,987
4.00%, 10/1/46, Continuously Callable @100	8,210	8,893
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/41, Continuously Callable @100	1,235	1,361
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	6,000	7,370
5.00%, 5/15/46, Continuously Callable @100	5,000	5,893
4.00%, 12/15/50, Continuously Callable @100	1,000	1,111
5.00%, 7/1/52, Continuously Callable @100	400	464
4.00%, 1/1/56, Continuously Callable @100	9,000	9,689
5.00%, 7/1/57, Continuously Callable @100	2,000	2,314
Louisiana Public Facilities Authority Revenue (INS-Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	5,000	5,785
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (b)	6,750	7,055
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	7,299
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,639
		94,530
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	9,190

Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,087
5.00%, 7/1/46, Continuously Callable @100	4,000	4,602
5.00%, 7/1/47, Continuously Callable @100	2,280	2,461
Series A, 5.50%, 7/1/44, Continuously Callable @100	4,000	3,925
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	3,544
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,089
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,454
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,330
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	1,083
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	11,754
		34,329
Michigan (2.4%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	2,207
County of Genesee, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	3,376
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	3,039
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	2,500	2,701
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	7,406
5.00%, 5/1/48, Continuously Callable @100	3,000	3,690
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	3,309
Lansing Board of Water & Light Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/21 @ 100	4,500	4,607

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	$4,000	$4,768
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,242
4.00%, 2/15/47, Continuously Callable @100	8,000	9,229
4.00%, 9/1/50, Continuously Callable @100	1,000	1,127
4.00%, 11/1/55, Continuously Callable @100	4,000	4,714
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	3,482
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @100	2,000	2,320
		57,217
Mississippi (0.1%):
County of Warren Revenue, 5.38%, 12/1/35, Continuously Callable @100	3,000	3,125

Missouri (2.8%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100	750	827
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,340	2,553
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,575
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 5/15/40, Continuously Callable @103	5,510	6,035
5.00%, 2/1/42, Continuously Callable @104	3,500	3,852
4.00%, 2/1/48, Continuously Callable @100	10,000	10,563
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,218
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,836
Missouri Development Finance Board Revenue, 4.00%, 6/1/46, Continuously Callable @100	17,775	19,478
St. Louis County IDA Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	5,381
5.00%, 9/1/48, Continuously Callable @100	2,000	2,211
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	3,065	3,630
St. Louis Municipal Finance Corp. Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 10/1/49, Continuously Callable @100	3,000	3,710
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	2,000	2,171
		68,040
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	4,000	4,280

Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,930
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,869
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	7,500	8,244
		15,043
Nevada (0.9%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	3,205
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,809
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	13,092
		21,106
New Jersey (5.2%):
New Jersey Economic Development Authority Revenue
1.69% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (i)	20,000	19,878
5.00%, 6/15/28, Continuously Callable @100	2,000	2,088
5.00%, 6/15/40, Continuously Callable @100	8,125	8,972
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	2,183

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/1/44, Continuously Callable @100	$3,000	$3,301
4.00%, 6/15/49, Continuously Callable @100	4,000	4,415
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,468
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,567
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	4,136
Series GG, 5.00%, 9/1/24, Continuously Callable @100	6,000	6,042
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	3,243
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	201
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,396
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,782
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	3,045
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/38, Continuously Callable @100	2,250	2,588
Series A, 5.63%, 7/1/32, Pre-refunded 7/1/21 @ 100	15,000	15,387
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,406
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	4,845
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,563
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,275
Series AA, 4.00%, 6/15/50, Continuously Callable @100	3,000	3,316
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	16,376
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	2,000	2,260
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,629
		127,362
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49, Continuously Callable @102	5,750	6,105

New York (2.2%):
Buffalo & Erie County Industrial Land Development Corp. Revenue, 5.38%, 10/1/41, Pre-refunded 4/1/21 @ 100	2,040	2,065
Metropolitan Transportation Authority Revenue
Series A, 11/15/32 (e)	5,000	3,890
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (b)	5,490	6,776
Series B-2A, 5.00%, 5/15/21	1,000	1,011
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	23,446
2.80%, 9/15/69, Continuously Callable @100	1,500	1,464
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	3,267
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	2,000	2,300
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31 (e)	5,000	4,178
Series A, 11/15/32 (e)	3,000	2,430
Series B, 11/15/32 (e)	2,500	2,049
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,152
		54,028
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104	2,725	2,914
Series A, 4.00%, 10/1/50, Continuously Callable @103	1,000	1,103
		4,017

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
North Dakota (0.6%):
City of Fargo Revenue, 6.25%, 11/1/31, Pre-refunded 11/1/21 @ 100	$4,685	$4,919
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	8,653
		13,572
Ohio (2.5%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	2,752
City of Cleveland Airport System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,047
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,273
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	10,092
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	5,000	5,719
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,672
County of Lake Revenue, 5.63%, 8/15/29, Continuously Callable @100	320	321
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	7,036
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100	2,500	2,719
4.00%, 11/15/45, Continuously Callable @100	2,000	2,157
County of Ross Revenue
5.00%, 12/1/44, Continuously Callable @100	3,100	3,847
5.00%, 12/1/49, Continuously Callable @100	6,000	7,398
Ohio Air Quality Development Authority Revenue, 8/1/30 (j)	6,000	–
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	975
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,208
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100	655	722
Series A, 4.00%, 1/15/50, Continuously Callable @100	7,000	7,960
		59,898
Oklahoma (1.1%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	4,200	4,346
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	3,000	3,285
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	5,061
Oklahoma Municipal Power Authority Revenue, Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	10,986
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	2,123
		25,801
Oregon (0.4%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	850	853
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	2,161
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	4,454
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	1,078
Yamhill County Hospital Authority Revenue, 5.00%, 11/15/51, Continuously Callable @102	1,180	1,245
		9,791

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (8.0%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	$7,400	$8,439
Allegheny County Higher Education Building Authority Revenue, Series A, 5.50%, 3/1/31, Pre-refunded 3/1/21 @ 100	750	756
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	7,784
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,885
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (d)	5,000	5,297
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/45, Continuously Callable @100	1,000	1,175
Altoona Area School District, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	300	351
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,177
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,626
Berks County IDA Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	1,070
5.00%, 11/1/50, Continuously Callable @100	8,500	9,019
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	3,326
Canon Mcmillan School District, GO
4.00%, 6/1/48, Continuously Callable @100	4,605	5,188
4.00%, 6/1/50, Continuously Callable @100	6,065	6,822
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,409
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	621
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,197
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	17,193
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,493
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	5,929
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	2,500	2,793
4.00%, 9/1/51, Continuously Callable @100	3,500	3,907
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102	2,000	2,157
5.00%, 12/1/49, Continuously Callable @103	2,000	2,242
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	4,000	4,381
5.00%, 8/15/48, Continuously Callable @100	2,440	2,904
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,127
5.00%, 5/1/49, Continuously Callable @100	1,350	1,517
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,970	2,099
Series A, 5.50%, 7/15/38, Continuously Callable @100	2,750	2,905
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,208
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	5,634
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,437
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,772
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,563
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	9,376
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	6,048
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	11,424

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	$4,000	$4,720
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	12,253
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	6,329
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,221
School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	3,010
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,177
Series F, 5.00%, 9/1/38, Continuously Callable @100	2,000	2,350
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,181
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 4/15/59, Continuously Callable @100	3,000	3,714
Wilkes-Barre Area School District, GO (INS-Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	750	868
		194,074
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @100	2,000	2,007

Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,308
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,489
South Carolina (0.6%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,849
South Carolina Jobs-Economic Development Authority Revenue
5.00%, 11/15/47, Continuously Callable @103	1,850	2,096
5.00%, 4/1/54, Continuously Callable @103	1,000	1,094
4.00%, 4/1/54, Continuously Callable @103	1,165	1,192
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @100	7,000	8,196
		15,427
South Dakota (0.2%):
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Continuously Callable @100	500	555
South Dakota Health & Educational Facilities Authority Revenue, Series A, 5.00%, 7/1/42, Pre-refunded 7/1/21 @ 100	4,000	4,095
		4,650
Tennessee (0.5%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,367
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,116
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,624
5.00%, 7/1/46, Continuously Callable @100	4,000	4,619
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	2,315
		13,041

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Texas (17.6%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	$10,000	$11,680
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,591
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	8,593
Arlington Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,170	2,572
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	646
4.00%, 7/15/45, Continuously Callable @100	8,450	8,470
Central Texas Regional Mobility Authority Revenue
5.75%, 1/1/31, Pre-refunded 1/1/21 @ 100	6,000	6,000
4.00%, 1/1/41, Continuously Callable @100	5,000	5,422
5.00%, 1/1/42, Pre-refunded 1/1/23 @ 100	2,500	2,738
Series A, 5.00%, 1/1/45, Continuously Callable @100	3,500	3,986
Central Texas Turnpike System Revenue
Series A, 5.00%, 8/15/41, Pre-refunded 8/15/22 @ 100	3,850	4,150
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	7,281
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A, 8/15/30 (e)	18,530	16,122
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	8,824
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	6,779
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	4,032
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	791
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	1,000	1,120
6.00%, 8/15/43, Continuously Callable @100	2,750	3,062
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund), 5.00%, 8/15/48, Continuously Callable @100	10,000	12,655
Clifton Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	4,250	4,910
4.00%, 8/15/44, Continuously Callable @100	11,000	13,257
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	536
4.00%, 8/15/49, Continuously Callable @100	1,700	1,814
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	7,655
Everman Independent School District, GO (NBGA-Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	5,399
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	2,362
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,389
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	16,503
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Pre-refunded 9/1/22 @ 100	10,000	10,793
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,712
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	2,204
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	9,615	10,294
4.00%, 6/1/30, Continuously Callable @100	6,000	6,431
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	18,442

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47, Continuously Callable @102	$1,000	$688
5.00%, 7/1/47, Continuously Callable @102	1,000	901
5.00%, 4/1/48, Continuously Callable @100	1,250	1,165
Series A, 5.00%, 7/1/47, Continuously Callable @100	6,000	4,941
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,152
North Fort Bend Water Authority Revenue, 5.00%, 12/15/36, Continuously Callable @100	5,000	5,203
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	2,000	2,430
5.00%, 1/1/50, Continuously Callable @100	1,750	2,124
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (e)	3,000	1,650
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,756
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	5,934
Port of Port Arthur Navigation District Revenue
0.25%, 11/1/40, Continuously Callable @100 (c)	17,000	17,000
0.23%, 11/1/40, Continuously Callable @100 (c)	900	900
Series A, 0.17%, 4/1/40, Continuously Callable @100 (c)	12,185	12,185
Series B, 0.17%, 4/1/40, Continuously Callable @100 (c)	7,000	7,000
Series C, 0.18%, 4/1/40, Continuously Callable @100 (c)	25,370	25,370
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	8,675
Prosper Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	18,641
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	2,000	2,064
5.50%, 10/1/46, Continuously Callable @100	3,000	3,256
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.63%, 11/15/27, Continuously Callable @100 (k)	6,315	4,105
5.75%, 11/15/37, Continuously Callable @100 (k)	4,000	2,600
5.00%, 11/15/46, Continuously Callable @100	1,000	1,144
Series A, 5.00%, 11/15/45, Continuously Callable @100	4,500	4,147
Series B, 5.00%, 11/15/36, Continuously Callable @100	3,600	3,477
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,874
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	12,420
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,994
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,898
5.00%, 9/1/40, Continuously Callable @100	2,490	2,776
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,867
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,902
4.00%, 12/15/49, Continuously Callable @100	3,945	4,662
Wood County Central Hospital District Revenue, 6.00%, 11/1/41, Pre-refunded 11/1/21 @ 100	4,770	4,997
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	5,980
		428,093
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	3,247

Virginia (1.1%):
Alexandria IDA Revenue
5.00%, 10/1/45, Continuously Callable @100	2,600	2,748
5.00%, 10/1/50, Continuously Callable @100	2,400	2,531

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103	$3,575	$3,007
6.05%, 3/1/44, Continuously Callable @103	1,695	1,426
Series C, 6.05%, 3/1/54, Continuously Callable @100	5,697	1,037
Virginia College Building Authority Revenue
5.00%, 6/1/26, Continuously Callable @100	11,280	11,282
5.00%, 6/1/29, Continuously Callable @100	5,000	5,000
		27,031
Washington (1.1%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	11,039
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	4,664
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	6,194
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,435
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/43, Continuously Callable @102 (d)	3,055	3,360
		26,692
West Virginia (0.1%):
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,398

Wisconsin (2.3%):
City of Kaukauna Electric System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	8,513
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102 (d)	2,200	2,336
5.00%, 7/1/44, Continuously Callable @100	6,000	7,397
5.00%, 11/15/44, Continuously Callable @103	460	507
4.00%, 1/1/45, Continuously Callable @100	1,500	1,709
5.00%, 7/1/47, Continuously Callable @100	1,000	1,061
5.00%, 6/15/49, Continuously Callable @100 (d)	520	550
5.00%, 6/15/49, Continuously Callable @100	1,480	1,681
5.00%, 11/15/49, Continuously Callable @103	2,400	2,630
5.00%, 7/1/52, Continuously Callable @100	1,000	1,060
5.00%, 6/15/53, Continuously Callable @100	1,000	1,133
5.00%, 6/15/54, Continuously Callable @100 (d)	455	478
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,387
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	12,383
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,497
5.00%, 7/1/58, Continuously Callable @100	1,500	1,745
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 7/1/49, Continuously Callable @100	1,000	1,153
5.00%, 3/15/50, Continuously Callable @100	1,175	1,362
Series A, 5.00%, 9/15/50, Continuously Callable @100	5,000	5,193
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,025
		56,800
Total Municipal Bonds (Cost $2,250,957)		2,401,453

Total Investments (Cost $2,255,768) — 99.0%		2,406,386
Other assets in excess of liabilities — 1.0%		23,093
NET ASSETS - 100.00%		$2,429,479

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	December 31, 2020
(Unaudited)

(a)	Non-income producing security.
(b)	Put Bond.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $78,127 (thousands) and amounted to 3.2% of net assets.
(e)	Zero-coupon bond.
(f) (g)	Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 5.95%. Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 6.05%.
(h)	Up to 2.05% of the coupon may be paid in kind.
(i)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.
(j)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of December 31, 2020.
(k)	Defaulted security.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
MUNIPSA—Municipal Swap Index
PIK—Payment in-kind

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Money Market Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (90.5%)
Alabama (5.3%):
Columbia Industrial Development Board Revenue, 0.19%, 12/1/37, Continuously Callable @100 (a)	$10,000	$10,000
Huntsville-Oakwood College Educational Building Authority Revenue (LOC - BB&T Corp.), 2.80%, 12/1/22, Continuously Callable @100 (a)	365	365
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 0.12%, 7/1/40, Continuously Callable @100 (a)	15,000	15,000
West Jefferson Industrial Development Board Revenue, 0.17%, 6/1/28, Continuously Callable @100 (a)	5,190	5,190
		30,555
Arkansas (0.9%):
City of Texarkana Revenue (LOC - PNC Financial Services Group), 0.24%, 3/1/21, Continuously Callable @100 (a)	5,175	5,175

California (0.7%):
City of Los Angeles Certificate of Participation (LOC - U.S. Bancorp), Series A, 0.20%, 8/1/35, Continuously Callable @100 (a)	4,385	4,385

Colorado (0.3%):
Colorado Educational & Cultural Facilities Authority Revenue (LOC - Fifth Third Bank), 0.08%, 1/1/29, Continuously Callable @100 (a)	1,550	1,550

Florida (1.6%):
County of Escambia Revenue
0.13%, 7/1/22 (a)	8,800	8,800
0.13%, 4/1/39, Continuously Callable @100 (a)	200	200
County of St. Lucie Revenue, 0.12%, 9/1/28, Continuously Callable @100 (a)	500	500
		9,500
Georgia (1.6%):
Appling County Development Authority Revenue (NBGA - Southern Co.), 0.14%, 9/1/41, Continuously Callable @100 (a)	7,600	7,600
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.14%, 11/1/52, Continuously Callable @100 (a)	1,680	1,680
		9,280
Illinois (5.9%):
Illinois Finance Authority Revenue (LOC - Huntington National Bank), 0.16%, 10/1/33, Continuously Callable @100 (a)	3,295	3,295
Illinois Finance Authority Revenue (LOC - Northern Trust Corp.), 0.14%, 4/1/33, Continuously Callable @100 (a)	3,300	3,300
Illinois State Educational Facilities Revenue (LOC - Fifth Third Bank), 0.15%, 7/1/24, Continuously Callable @100 (a)	970	970
Illinois State Educational Facilities Revenue (LOC - Huntington National Bank), Series A, 0.15%, 10/1/32, Continuously Callable @100 (a)	14,165	14,165
Metropolitan Pier & Exposition Authority Revenue (LIQ - Barclays Bank PLC), Series 2015-XF1045, 0.24%, 6/15/52, Callable 6/15/22 @ 100 (a)(b)	13,155	13,155
		34,885
Indiana (3.0%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.19%, 10/1/33, Continuously Callable @100 (a)	4,505	4,505
City of Evansville Revenue (LOC - Fifth Third Bank), 0.15%, 1/1/25, Callable 1/15/21 @ 100 (a)	2,330	2,330

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.21%, 7/1/29, Continuously Callable @100 (a)	$6,845	$6,845
Indiana Finance Authority Revenue (LOC - Fifth Third Bank), 0.17%, 9/1/31, Callable 1/15/21 @ 100 (a)	3,500	3,500
		17,180
Iowa (2.8%):
Iowa Finance Authority Revenue
0.12%, 6/1/39, Continuously Callable @100 (a)	9,600	9,600
Series B, 0.12%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		16,363
Kansas (4.7%):
City of Burlington Revenue
0.20%, 9/1/35, Continuously Callable @100 (a)	8,250	8,250
Series B, 0.20%, 9/1/35, Continuously Callable @100 (a)	4,200	4,200
City of St. Marys Revenue, 0.17%, 4/15/32, Continuously Callable @100 (a)	15,000	15,000
		27,450
Kentucky (2.1%):
City of Georgetown Revenue (LOC - Fifth Third Bank), 0.15%, 11/15/29, Callable 1/15/21 @ 100 (a)	10,820	10,820
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of Cincinnati), 0.40%, 12/1/27, Callable 1/14/21 @ 100 (a)	1,635	1,635
		12,455
Louisiana (6.4%):
City of New Orleans Revenue (LOC - Capital One, N.A.), 0.29%, 8/1/24, Continuously Callable @100 (a)	3,225	3,225
Hammond Area Economic & Industrial Development District Revenue (LOC - Federal Home Loan Bank of Dallas), 0.12%, 3/1/33, Continuously Callable @100 (a)	1,250	1,250
Parish of St. James Revenue, Series A-1, 0.16%, 11/1/40, Continuously Callable @100 (a)	3,485	3,485
Parish of St. James Revenue (NBGA - Nucor Corp.), Series B-1, 0.17%, 11/1/40, Continuously Callable @100 (a)	24,150	24,150
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.12%, 3/1/33, Continuously Callable @100 (a)	5,125	5,125
		37,235
Maryland (1.4%):
Town of Williamsport Revenue (LOC - Manufacturers & Traders Trust Co.), 0.14%, 11/1/37 (a)	8,155	8,155

Michigan (0.4%):
Michigan State Strategic Fund Revenue (LOC - Fifth Third Bank), 0.17%, 3/1/37, Continuously Callable @100 (a)	2,400	2,400

Mississippi (0.6%):
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.12%, 3/1/33, Continuously Callable @100 (a)	3,620	3,620

Missouri (3.4%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 0.14%, 7/1/25, Continuously Callable @100 (a)	20,000	20,000

Nebraska (1.9%):
County of Custer Revenue (LOC - U.S. Bancorp), 0.13%, 12/1/36, Callable 3/4/21 @ 100 (a)	11,000	11,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Hampshire (3.4%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen), 0.14%, 9/1/30, Continuously Callable @100 (a)	$19,990	$19,990

New Mexico (0.9%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 0.16%, 7/1/25, Continuously Callable @100 (a)	5,000	5,000

New York (21.9%):
Adirondack Central School District, GO, 1.25%, 7/16/21	5,390	5,409
Akron Central School District, GO, 1.25%, 7/22/21	6,000	6,022
Broadalbin-Perth Central School District, GO, 1.25%, 6/24/21	5,000	5,017
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 0.26%, 12/1/45, Continuously Callable @100 (a)	5,355	5,355
Chenango Forks Central School District, GO, 1.25%, 8/5/21	5,000	5,018
City of Tonawanda, GO, 2.00%, 6/3/21	6,824	6,857
County of Chautauqua Industrial Development Agency Revenue (LOC - Citizens Financial Group), Series A, 0.16%, 8/1/27, Continuously Callable @100 (a)	1,560	1,560
County of Washington, GO, Series A, 2.75%, 3/26/21	7,875	7,887
Gowanda Central School District, GO, 1.25%, 6/22/21	5,000	5,015
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A, 0.23%, 7/1/32, Continuously Callable @100 (a)	2,875	2,875
Highland Central School District, GO, 1.00%, 6/30/21, Continuously Callable @100	6,310	6,314
Holland Patent Central School District, GO, 1.25%, 6/25/21	4,000	4,012
Minisink Valley Central School District, GO, 1.25%, 6/25/21	5,000	5,011
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.), 0.31%, 12/1/40, Continuously Callable @100 (a)	7,500	7,500
New York Liberty Development Corp. Revenue (LIQ - Royal Bank of Canada), Series 2016-ZF0464, 0.13%, 5/15/21 (a)(b)	15,000	15,000
Oneida County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.19%, 7/1/37, Continuously Callable @100 (a)	1,710	1,710
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders Trust Co.), 0.14%, 12/1/31, Continuously Callable @100 (a)	5,210	5,210
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.), 0.14%, 12/1/29, Continuously Callable @100 (a)	8,285	8,285
Sandy Creek Central School District, GO, 1.25%, 6/25/21	6,400	6,417
Schuylerville Central School District, GO, 1.50%, 6/25/21	5,000	5,012
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.29%, 7/1/37 (a)	1,865	1,865
Stillwater Central School District, GO, 1.50%, 6/25/21	5,000	5,013

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Wappingers Central School District, GO, Series A, 1.25%, 7/14/21,	$6,275	$6,297
		128,661
Ohio (0.7%):
Cincinnati & Hamilton County Port Authority Revenue (LOC - Fifth Third Bank), 0.08%, 9/1/25 (a)	1,600	1,600
County of Hamilton Revenue (LOC - Fifth Third Bank), 0.15%, 12/1/24 (a)	2,000	2,000
Highland County Joint Township Hospital District Revenue (LOC - Fifth Third Bank), 0.17%, 8/1/24 (a)	785	785
		4,385
Oklahoma (5.5%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series A, 0.15%, 6/1/31, Callable 2/1/21 @ 100 (a)	5,260	5,260
Garfield County Industrial Authority Revenue, Series A, 0.28%, 1/1/25, Callable 2/3/21 @ 100 (a)	25,100	25,100
Muskogee Industrial Trust Revenue, Series A, 0.28%, 6/1/27, Continuously Callable @100 (a)	2,000	2,000
		32,360
Rhode Island (0.6%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group), 0.14%, 3/1/38, Callable 2/1/21 @ 100 (a)	3,595	3,595

Tennessee (6.3%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.17%, 5/1/39, Continuously Callable @100 (a)	27,800	27,800
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC - Fifth Third Bank), 0.15%, 12/1/24, Callable 1/15/21 @ 100 (a)	8,500	8,500
		36,300
Texas (3.9%):
Port of Arthur Navigation District Industrial Development Corp. Revenue
0.14%, 3/1/42, Callable 3/1/21 @ 100 (a)	7,000	7,000
Series A, 0.14%, 12/1/40, Callable 2/1/21 @ 100 (a)	16,000	16,000
		23,000
Utah (1.7%):
Utah Housing Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 0.42%, 3/1/62, Callable 2/1/31 @ 100 (a)(b)	10,000	10,000

Virginia (1.2%):
Loudoun County Economic Development Authority Revenue (LOC - Northern Trust Corp.), 0.11%, 6/1/34, Callable 2/1/21 @ 100 (a)	7,000	7,000

Washington (1.4%):
Washington Higher Education Facilities Authority Revenue, 0.16%, 10/1/31, Callable 2/3/21 @ 100 (a)	8,025	8,025

Total Municipal Bonds (Cost $529,504)		529,504

Commercial Paper (9.8%)
Texas (8.5%):
Houston Texas, 0.16%, 2/10/21	15,000	15,000
Houston Texas (LOC - Citigroup, Inc.), 0.16%, 2/9/21	10,000	10,000
University of Texas System, 0.20%, 2/8/21	25,000	25,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia (1.3%):
Stafford County & Staunton (LOC - Bank of America Corp.), 0.15%, 1/8/21	$7,500	$7,500
Total Commercial Paper (Cost $57,500)		57,500

Total Investments (Cost $587,004) — 100.3%		587,004
Liabilities in excess of other assets — (0.3)%		(1,655)
NET ASSETS - 100.00%		$585,349

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $38,155 (thousands) and amounted to 6.5% of net assets.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)
Utilities (0.2%):
Energy Harbor Corp. (a)	111,823	$2,851
Total Common Stocks (Cost $2,781)		2,851

Municipal Bonds (99.4%)
Alabama (2.3%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	$1,200	1,603
Black Belt Energy Gas District Revenue, Series B-1, 1.00% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23) (b)(i)	10,000	9,964
Chatom Industrial Development Board Revenue
5.00%, 8/1/21	280	286
5.00%, 8/1/30	1,275	1,668
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	450	469
2.00%, 11/1/33, (Put Date 10/1/24) (b)	425	442
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	3,650	3,799
1.37%, 5/1/34, (Put Date 6/16/25) (b)	5,875	5,986
The Lower Alabama Gas District Revenue (LOC - Goldman Sachs Bank USA), 4.00%, 12/1/50, (Put Date 12/1/25) (b)	3,000	3,451
		27,668
Arizona (3.9%):
Arizona Health Facilities Authority Revenue, 1.94% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (b)(i)	25,000	25,610
Maricopa County IDA Revenue
4.00%, 7/1/29 (c)	750	799
0.66% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (b)(i)	2,435	2,430
Series C, 0.89% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24) (b)(i)	7,735	7,688
Maricopa County Pollution Control Corp. Revenue, Series B, 0.19%, 6/1/43, Callable 2/1/21 @ 100 (d)	6,000	6,000
Pinal County IDA Revenue
4.00%, 10/1/21	650	662
4.00%, 10/1/22	3,600	3,753
		46,942
Arkansas (0.7%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30	1,180	1,528
5.00%, 9/1/31, Continuously Callable @100	1,200	1,546
5.00%, 9/1/44, (Put Date 9/1/27) (b)	4,000	4,863
		7,937
California (3.3%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/22	500	526
Series A, 5.00%, 5/1/24	250	283
California County Tobacco Securitization Agency Revenue
Series A, 5.00%, 6/1/30	200	269
Series B-1, 1.75%, 6/1/30	250	260
California Infrastructure & Economic Development Bank Revenue, Series B, 1.29% (MUNIPSA+120bps), 8/1/37, (Put Date 6/1/22) (b)(i)	8,000	8,020
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.69%, 1/1/60, Callable 1/1/37 @ 100 (c)(d)	5,000	5,000
California State Public Works Board Revenue, Series A, 5.00%, 4/1/21	1,500	1,517
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8066, 0.69%, 4/1/60, Callable 10/1/32 @ 100 (c)(d)	5,000	5,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.69%, 12/1/52, Callable 12/1/21 @ 100 (c)(d)	$10,000	$10,000
City of Irvine Special Assessment, 5.00%, 9/2/21	1,125	1,159
County of Los Angeles Certificate of Participation
5.00%, 3/1/21	500	504
5.00%, 9/1/21	1,000	1,031
Sierra View Local Health Care District Revenue
5.00%, 7/1/27	315	383
5.00%, 7/1/28	330	408
5.00%, 7/1/29	315	396
5.00%, 7/1/30	310	395
Tobacco Securitization Authority of Southern California Revenue, 2.25%, 6/1/29	290	296
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,930
		40,377
Colorado (0.9%):
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29	500	650
Series A, 5.00%, 11/1/29	3,225	4,293
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,928
Series B-2, 5.00%, 8/1/49, (Put Date 8/1/26) (b)	1,000	1,208
Southlands Metropolitan District No. 1, GO
Series A-1, 3.00%, 12/1/22	197	198
Series A-1, 3.50%, 12/1/27	1,000	1,028
		10,305
Connecticut (2.6%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,054
City of New Haven, GO
Series A, 5.00%, 8/1/22	1,190	1,246
Series A, 5.00%, 8/1/24	1,000	1,105
Series A, 5.00%, 8/1/25	580	656
Series A, 5.00%, 8/1/26	580	669
Series A, 5.00%, 8/1/27	1,000	1,175
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/1/27	2,500	3,124
Series A, 5.00%, 8/1/28	1,000	1,278
Series B, 5.00%, 2/1/27	600	740
Series B, 5.00%, 2/1/28	525	664
Series B, 5.00%, 2/1/29	550	709
City of West Haven, GO
Series A, 4.00%, 11/1/21	800	815
Series A, 5.00%, 11/1/23	800	880
Series A, 5.00%, 11/1/24	815	923
Series A, 5.00%, 11/1/27	650	792
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,649
Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27) (b)	3,000	3,737
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22 (c)	3,045	3,108
State of Connecticut Special Tax Revenue, Series A, 5.00%, 5/1/31, Continuously Callable @100	2,500	3,367
		31,691
District of Columbia (1.6%):
District of Columbia Revenue (LIQ - Deutsche Bank A.G.), Series 2016-XG0094, 0.24%, 10/1/41, Callable 4/1/21 @ 100 (c)(d)	20,000	20,000

Florida (1.7%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,196
5.00%, 12/1/37, (Put Date 12/1/26) (b)	3,000	3,613
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	227

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	$2,750	$2,751
City of Pompano Beach Revenue, 3.50%, 9/1/30, Continuously Callable @103	3,490	3,793
County of Escambia Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (b)	775	802
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/26	370	431
Series A, 5.00%, 6/15/27	390	462
Series A, 5.00%, 6/15/28, Continuously Callable @100	410	485
Series A, 5.00%, 6/15/29, Continuously Callable @100	360	422
Series A, 5.00%, 6/15/30, Continuously Callable @100	475	553
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/22	500	522
5.00%, 10/1/24	500	546
5.00%, 10/1/25	445	495
Series A, 5.00%, 4/1/21	1,385	1,400
Lee County IDA Revenue, 4.75%, 10/1/22	1,350	1,424
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23 (c)	1,000	1,080
		20,202
Georgia (4.0%):
Appling County Development Authority Revenue, Series A, 1.50%, 1/1/38, (Put Date 2/3/25) (b)	2,000	2,015
Appling County Development Authority Revenue (NBGA - Southern Co.), 0.14%, 9/1/41, Continuously Callable @100 (d)	1,300	1,300
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24) (b)	7,500	7,749
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (b)	5,000	5,243
Cobb County Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8068, 0.69%, 10/1/59, Callable 10/1/35 @ 100 (c)(d)	5,000	5,000
Heard County Development Authority Revenue, 0.17%, 9/1/26, Continuously Callable @100 (d)	1,200	1,200
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23) (b)	5,000	5,477
Series A, 5.00%, 5/15/28	1,000	1,279
Series A, 5.00%, 5/15/29	1,775	2,306
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (b)	10,000	11,728
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (b)	815	845
The Development Authority of Monroe County Revenue, 0.14%, 11/1/48, Continuously Callable @100 (d)	700	700
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25) (b)	3,500	3,519
		48,361
Guam (0.3%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,648
Series A, 5.00%, 12/1/24	2,000	2,258
		3,906
Idaho (0.4%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,215

Illinois (11.7%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,521
Series B, 5.00%, 12/1/22	1,500	1,571
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.)
Series 2016-XG0073, 0.32%, 12/1/39, Callable 12/1/21 @ 100 (c)(d)	11,000	11,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series 2017-XM0188, 0.37%, 12/1/39, Callable 12/1/21 @ 100 (c)(d)	$5,000	$5,000
Chicago Park District, GO
Series A, 4.00%, 1/1/31, Continuously Callable @100	750	862
Series F-2, 5.00%, 1/1/27	600	714
Series F-2, 5.00%, 1/1/28	1,000	1,208
Series F-2, 5.00%, 1/1/29	1,000	1,220
Series F-2, 5.00%, 1/1/30	1,305	1,608
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,590
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	2,132
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series 2015-XF2111, 0.24%, 1/1/22 (c)(d)	10,200	10,200
Chicago Transit Authority Revenue
5.00%, 6/1/25	1,720	2,056
5.00%, 6/1/26	1,000	1,235
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,742
5.00%, 11/1/26	1,000	1,216
Series A-1, 5.00%, 11/1/25	2,000	2,371
Series A-1, 4.00%, 11/1/26	2,500	2,898
County of Cook, GO (LIQ-JPMorgan Chase & Co.), Series 2015-XF0124, 0.32%, 5/15/22 (c)(d)	11,160	11,160
Illinois Finance Authority Revenue
5.00%, 10/1/29	500	632
5.00%, 10/1/30	250	321
0.84% (MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23) (b)(i)	9,000	9,012
Series C, 4.00%, 2/15/25	10,000	11,424
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,138
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	325
Railsplitter Tobacco Settlement Authority Revenue, 5.25%, 6/1/21	1,090	1,112
Sales Tax Securitization Corp. Revenue
Series A, 5.00%, 1/1/28	1,000	1,246
Series A, 5.00%, 1/1/29	2,500	3,164
Series A, 5.00%, 1/1/30	2,000	2,571
State of Illinois, GO
Series A, 5.00%, 10/1/23	3,000	3,262
Series A, 5.00%, 11/1/25	5,000	5,693
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	10,099
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (e)	15,000	17,486
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/22	1,735	1,857
Series A, 5.00%, 12/1/23	1,825	2,018
Series A, 5.00%, 12/1/24	1,915	2,180
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29	750	893
4.00%, 4/1/30	750	900
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/22	975	1,001
		141,638
Indiana (1.4%):
Hammond Local Public Improvement Bond Bank Revenue, 2.00%, 12/31/21 (f)	1,170	1,183
Indiana Bond Bank Revenue
1/15/27 (g)	1,280	1,202
1/15/28 (g)	1,100	1,015
1/15/29 (g)	565	509
7/15/29, Continuously Callable @99 (g)	730	634

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Indiana Finance Authority Revenue, 2.95%, 10/1/22, Continuously Callable @100	$5,000	$5,200
Indianapolis Local Public Improvement Bond Bank Revenue
Series B, 1.45%, 6/1/21, Continuously Callable @100	4,000	4,004
Series C, 1.40%, 6/1/21, Continuously Callable @100	2,750	2,753
		16,500
Iowa (0.2%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,056

Kansas (0.4%):
City of Burlington Revenue, Series B, 0.20%, 9/1/35, Continuously Callable @100 (d)	4,050	4,050
City of Wichita Revenue, 3.00%, 9/1/23, Continuously Callable @100	265	265
		4,315
Kentucky (6.6%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	2,104
5.00%, 2/1/30	740	896
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26) (b)	5,000	5,240
County of Owen Revenue
2.45%, 6/1/39, (Put Date 10/1/29) (b)	10,000	11,052
2.45%, 9/1/39, (Put Date 10/1/29) (b)	5,000	5,439
Kentucky Economic Development Finance Authority Revenue, Series B-3, 1.49% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (b)(i)	10,000	9,942
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (b)	5,715	6,435
Series C, 4.00%, 2/1/50, (Put Date 2/1/28) (b)	10,000	11,958
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (b)	10,000	11,368
Series C-3, 1.14% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (b)(i)	10,000	10,111
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29) (b)	4,000	5,250
		79,795
Louisiana (2.7%):
Louisiana Public Facilities Authority Revenue, 0.74% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23) (b)(i)	10,000	10,042
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (b)	4,000	4,181
Parish of St. James Revenue, Series A-1, 0.16%, 11/1/40, Continuously Callable @100 (d)	6,000	6,000
Parish of St. James Revenue (NBGA - Nucor Corp.), Series B-1, 0.17%, 11/1/40, Continuously Callable @100 (d)(e)	3,300	3,300
Parish of St. John the Baptist Revenue
2.10%, 6/1/37, (Put Date 7/1/24) (b)	2,000	2,040
2.20%, 6/1/37, (Put Date 7/1/26) (b)	1,750	1,791
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,312
		32,666
Maryland (0.9%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,700
Series A, 5.00%, 6/1/26	2,000	2,308
Series A, 5.00%, 6/1/27	1,340	1,570
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28	1,910	2,425
5.00%, 7/1/29	1,130	1,463
5.00%, 7/1/30	1,000	1,319
		10,785
Massachusetts (0.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/15/21 (c)	225	229
5.00%, 7/1/25	1,250	1,430

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/26	$1,500	$1,756
5.00%, 7/15/26 (c)	310	361
5.00%, 7/15/28 (c)	340	410
5.00%, 7/15/30 (c)	640	797
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,793
Series C, 5.00%, 10/1/30	975	1,308
		8,084
Michigan (0.8%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29	1,995	2,368
5.00%, 7/1/30	2,290	2,750
Michigan Finance Authority Revenue, Series D-2, 0.59% (MUNIPSA+50bps), 10/15/38, (Put Date 8/9/21) (b)(i)	4,360	4,359
		9,477
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue, 5.00%, 11/15/21	1,575	1,642
Sanford Canby Community Hospital District No. 1 Revenue, 0.47%, 11/1/26, Continuously Callable @100 (d)	1,295	1,295
		2,937
Mississippi (1.9%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (b)	2,000	2,121
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	4,000	4,227
Mississippi Hospital Equipment & Facilities Authority Revenue
5.00%, 9/1/24	10,000	11,430
Series A-2, 0.65%, 9/1/36	5,760	5,752
		23,530
Montana (0.8%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	6,223
Montana State Board of Regents Revenue, Series F, 0.54% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23) (b)(i)	3,075	3,041
		9,264
Nevada (0.4%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36, (Put Date 6/1/22) (b)	4,400	4,566

New Jersey (9.8%):
Borough of Oceanport, GO, 1.25%, 2/25/21	9,877	9,885
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,146
City of Newark, GO
3.50%, 7/27/21	3,532	3,588
Series B, 2.00%, 10/5/21	1,160	1,172
Series C, 2.00%, 10/5/21	4,200	4,242
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	400	427
Series A, 3.00%, 6/15/23	600	634
Series A, 5.00%, 6/15/24	1,595	1,853
Series A, 5.00%, 6/15/24	2,405	2,741
New Jersey Economic Development Authority Revenue
5.00%, 6/15/21	7,000	7,119
Series BBB, 5.00%, 6/15/23	7,000	7,733
Series XX, 5.00%, 6/15/22 (e)	20,000	21,284
New Jersey Economic Development Authority Revenue (LOC - Valley National Bank), 0.41%, 3/1/31, Continuously Callable @100 (d)	1,490	1,490
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/22	4,735	5,081
Series B, 5.00%, 9/1/23	4,000	4,452
Series B, 4.00%, 9/1/24	4,730	5,205

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	$5,095	$5,749
1.29% (MUNIPSA+120bps), 6/15/34, (Put Date 12/15/21) (b)(i)	10,000	10,029
Series AA, 5.00%, 6/15/22	1,500	1,596
Series AA, 5.00%, 6/15/23	3,835	4,237
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,000	3,704
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	1,145	1,171
Town of Kearny, GO, 2.50%, 1/15/21	11,495	11,500
Township of Weehawken, GO, 1.25%, 12/30/21	2,412	2,424
		118,462
New Mexico (1.5%):
City of Farmington Revenue
1.88%, 4/1/33, (Put Date 10/1/21) (b)	6,000	6,049
2.13%, 6/1/40, (Put Date 6/1/22) (b)	2,000	2,036
Series A, 0.19%, 6/1/40, Callable 2/1/21 @ 100 (d)	4,000	4,000
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/21	225	229
5.00%, 6/1/22	445	470
5.00%, 6/1/27	770	943
5.00%, 6/1/28	780	974
5.00%, 6/1/29	835	1,059
5.00%, 6/1/30	525	676
5.00%, 6/1/31, Continuously Callable @100	690	885
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28	840	1,056
5.00%, 9/1/31, Continuously Callable @100	300	388
		18,765
New York (11.5%):
City of Elmira, GO, 4.00%, 5/27/21	790	793
City of New York, GO, 0.33%, 10/1/46, Continuously Callable @100 (d)	8,700	8,700
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 3/1/23	2,500	2,746
Series A, 5.00%, 3/1/24	1,600	1,826
County of Suffolk, GO
5.00%, 3/19/21	20,000	20,127
Series I, 2.00%, 7/22/21	4,000	4,026
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24) (b)	4,500	4,677
Series C, 0.86% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (b)(i)	5,000	5,000
Series C, 0.86% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23) (b)(i)	4,000	3,997
Metropolitan Transportation Authority Revenue
0.59% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22) (b)(i)	10,000	9,780
Series A-1, 5.00%, 2/1/23	8,050	8,535
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (b)	1,830	2,259
Series B-1, 5.00%, 5/15/22	3,155	3,281
Series D-2, 0.54% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (b)(i)	8,000	7,707
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/21	525	545
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	14,950	14,593
2.63%, 9/15/69, Continuously Callable @100	1,650	1,684
New York State Dormitory Authority Revenue
5.00%, 12/1/24 (c)	1,200	1,377
5.00%, 12/1/25 (c)	1,200	1,416
Series B, 5.00%, 3/31/21	5,000	5,057
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 8/1/50, Continuously Callable @100 (c)(d)(f)	5,000	5,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (c)	$500	$501
Town of Oyster Bay, GO, Series B, 1.25%, 3/12/21	20,000	20,033
Town of Watertown, GO, 3.50%, 4/15/21	3,170	3,184
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100	1,050	1,244
5.00%, 9/1/27	1,250	1,538
		139,626
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	859
2.00%, 11/1/33, (Put Date 10/1/24) (b)	825	858
Series A, 1.37%, 5/1/34, (Put Date 6/16/25) (b)	2,000	2,041
North Carolina Medical Care Commission Revenue
2.50%, 10/1/24, Continuously Callable @100	745	743
2.30%, 9/1/25, Continuously Callable @100	1,250	1,248
2.88%, 10/1/26, Continuously Callable @100	650	652
Series A, 4.00%, 10/1/27	600	701
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,575
		8,677
Ohio (2.7%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29	275	352
5.00%, 11/15/30	350	455
5.00%, 11/15/31, Continuously Callable @100	300	387
American Municipal Power, Inc. Revenue, Series A, 2.25%, 2/15/48, (Put Date 8/15/21) (b)	5,000	5,010
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,685
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,769
Ohio Air Quality Development Authority Revenue
1.90%, 5/1/26, (Put Date 10/1/24) (b)	3,500	3,669
2.40%, 12/1/38, (Put Date 10/1/29) (b)	3,250	3,408
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/21	1,000	1,014
5.00%, 5/1/22	500	529
5.00%, 5/1/23	550	605
5.00%, 5/1/24	1,000	1,141
Ohio Water Development Authority Revenue
1.55%, 7/1/21	1,800	1,803
6/1/33 (h)	5,000	–
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,749
Southeastern Ohio Port Authority Revenue
5.00%, 12/1/21	1,150	1,172
5.00%, 12/1/25, Continuously Callable @100	1,000	1,072
State of Ohio Revenue
5.00%, 11/15/27	425	513
5.00%, 11/15/30	710	890
5.00%, 11/15/31, Continuously Callable @100	465	581
Series A, 5.00%, 1/15/30	1,000	1,330
		33,134
Oklahoma (3.0%):
Garfield County Industrial Authority Revenue, Series A, 0.28%, 1/1/25, Callable 2/3/21 @ 100 (d)(e)	2,100	2,100
Muskogee Industrial Trust Revenue
4.00%, 9/1/28	2,500	2,933
4.00%, 9/1/29	3,010	3,567
Series A, 0.28%, 6/1/27, Continuously Callable @100 (d)	21,400	21,400

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Oklahoma Development Finance Authority Revenue
Series B, 5.00%, 8/15/23	$500	$548
Series B, 5.00%, 8/15/24	600	677
Series B, 5.00%, 8/15/25	550	637
Oklahoma Municipal Power Authority Revenue, Series A, 0.48% (MUNIPSA+39bps), 1/1/23 (i)	4,570	4,574
		36,436
Oregon (0.2%):
County of Yamhill Revenue
4.00%, 10/1/21	330	334
4.00%, 10/1/22	555	572
4.00%, 10/1/23	425	446
4.00%, 10/1/24	425	452
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28	150	189
Series A, 5.00%, 10/1/29	300	383
Series A, 5.00%, 10/1/30	300	389
		2,765
Pennsylvania (7.2%):
Allentown City School District, GO, 2.38%, 3/31/21, Continuously Callable @100	3,000	2,991
Chester County IDA Revenue, 3.75%, 10/1/24	485	510
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,173
5.00%, 8/1/25	800	957
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,456
County of Lehigh Revenue
5.00%, 7/1/28	1,750	2,266
5.00%, 7/1/29	2,000	2,644
Delaware County Authority Revenue
4.00%, 10/1/21	180	182
4.00%, 10/1/22	200	206
5.00%, 10/1/23	235	252
5.00%, 10/1/24	505	552
5.00%, 10/1/25	525	585
5.00%, 10/1/30	1,200	1,381
Geisinger Authority Revenue
1.17% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24) (b)(i)	7,000	6,992
5.00%, 4/1/43, (Put Date 4/1/30) (b)	4,250	5,674
General Authority of Southcentral Pennsylvania Revenue, 0.69% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24) (b)(i)	6,000	6,011
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,673
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	663
5.00%, 12/15/26, Continuously Callable @100	500	601
5.00%, 12/15/27, Continuously Callable @100	1,000	1,201
Montgomery County Higher Education & Health Authority Revenue, 0.81% (MUNIPSA+72bps), 9/1/51, (Put Date 9/1/23) (b)(i)	6,250	6,250
Northampton County General Purpose Authority Revenue, 1.15% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (b)(i)	1,855	1,798
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 5.00%, 7/15/21	1,090	1,106
Pennsylvania Turnpike Commission Revenue, Series B-1, 1.07% (MUNIPSA+98bps), 12/1/21, Callable 6/1/21 @ 100 (i)	6,500	6,533
Philadelphia IDA Revenue
5.00%, 6/15/28 (c)	210	248
5.00%, 6/15/29, Continuously Callable @100 (c)	220	259
5.00%, 6/15/30, Continuously Callable @100 (c)	145	170

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pittsburgh Water & Sewer Authority Revenue, Series C, 0.74% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23) (b)(i)	$7,500	$7,516
School District of Philadelphia, GO
Series D, 5.00%, 9/1/21	5,000	5,140
Series D, 5.00%, 9/1/22	5,500	5,886
Scranton School District, GO
0.95% (LIBOR01M+85bps), 4/1/31, (Put Date 4/1/21) (b)(i)	6,975	6,977
Series A, 5.00%, 6/1/23	2,435	2,674
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (b)	1,700	1,950
West Mifflin School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/21	1,570	1,623
Westmoreland County IDA Revenue
Series A, 4.00%, 7/1/21	225	228
Series A, 4.00%, 7/1/22	300	312
		87,640
South Carolina (0.8%):
Patriots Energy Group Financing Agency Revenue, Series B, 0.96% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (b)(i)	10,000	10,127

South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue
0.47%, 11/1/25, Continuously Callable @100 (d)	1,505	1,505
0.47%, 11/1/27, Continuously Callable @100 (d)	2,975	2,975
		4,480
Tennessee (0.2%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.17%, 5/1/39, Continuously Callable @100 (d)(e)	2,000	2,000

Texas (5.7%):
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/25	400	395
5.00%, 1/1/27	400	392
Decatur Hospital Authority Revenue
Series A, 5.00%, 9/1/21	700	717
Series A, 5.00%, 9/1/24	780	883
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26) (b)	1,400	1,748
0.66% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (b)(i)	1,670	1,663
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
3.00%, 3/1/21	565	567
3.00%, 3/1/22	650	667
3.00%, 3/1/23	520	546
Irving Hospital Authority Revenue, 1.19% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23) (b)(i)	1,665	1,665
Karnes County Hospital District Revenue, 5.00%, 2/1/24	2,455	2,634
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,323
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23	1,250	1,029
Series A, 5.00%, 7/1/24	2,300	1,894
Series A, 5.00%, 7/1/25	2,135	1,758
Port of Port Arthur Navigation District Revenue
0.25%, 11/1/40, Continuously Callable @100 (d)(e)	38,675	38,675
Series B, 0.17%, 4/1/40, Continuously Callable @100 (d)	5,500	5,500
Series C, 0.18%, 4/1/40, Continuously Callable @100 (d)	1,100	1,100
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,837
		68,993

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Utah (0.4%):
Utah Housing Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 0.42%, 3/1/62, Callable 2/1/31 @ 100 (c)(d)	$4,865	$4,865

Vermont (1.0%):
Winooski School District, GO, 1.25%, 10/15/21	12,500	12,535

Virginia (1.0%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,728
Marquis Community Development Authority Revenue, 9/1/45 (c)(j)	1,074	542
Marquis Community Development Authority Tax Allocation
Series A, 2.81%, 9/1/36	3,506	1,683
Series C, 9/1/41 (g)	5,111	236
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,769
Virginia Small Business Financing Authority Revenue
Series A, 5.00%, 1/1/22	370	384
Series A, 5.00%, 1/1/31, Continuously Callable @103	1,250	1,538
		11,880
Washington (1.2%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,312
5.00%, 8/15/27	2,175	2,556
Series B-2, 1.49% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25) (b)(i)	10,000	10,076
		14,944
Wisconsin (1.7%):
Public Finance Authority Revenue
4.00%, 9/1/24 (c)	1,140	1,189
3.25%, 1/1/30	1,795	1,941
5.00%, 4/1/30 (c)	500	590
Wisconsin Health & Educational Facilities Authority Revenue
2.25%, 11/1/26, Continuously Callable @100	3,000	3,001
2.55%, 11/1/27, Continuously Callable @100	1,500	1,501
4.00%, 3/15/30	400	454
0.25%, 2/15/53, Callable 2/1/21 @ 100 (d)	6,500	6,500
0.74% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24) (b)(i)	1,700	1,707
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27) (b)	2,000	2,410
Series C, 5.00%, 8/15/21	1,200	1,234
		20,527
Total Municipal Bonds (Cost $1,177,038)		1,204,073

Total Investments (Cost $1,179,819) — 99.6%		1,206,924
Other assets in excess of liabilities — 0.4%		5,206
NET ASSETS - 100.00%		$1,212,130

(a)	Non-income producing security.
(b)	Put Bond.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $105,301 (thousands) and amounted to 8.7% of net assets.
(d)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(g)	Zero-coupon bond.
(h)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund’s net assets as of December 31, 2020. This security is classified as Level 3 within the fair value hierarchy.
(i)	Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2020.
(j)	Stepped-coupon security converts to coupon form on 9/21/21 with a rate of 7.50%.

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	December 31, 2020
(Unaudited)

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of December 31, 2020, based on the last reset date of the security
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Virginia Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.0%)
Virginia (89.9%):
Albermarle County Economic Development Authority Revenue, Series B, 0.07%, 10/1/48, Continuously Callable @100 (a)	$6,700	$6,700
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100	1,575	1,575
4.75%, 9/1/30, Continuously Callable @100	2,000	1,923
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100	1,775	2,173
4.00%, 7/1/45, Continuously Callable @100	1,585	1,858
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	5,432
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	784
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	834
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	11,056
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	5,912
5.00%, 7/1/51, Continuously Callable @100	9,240	10,508
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,998
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	1,142
4.00%, 7/1/43, Continuously Callable @100	4,000	4,533
City of Chesapeake Expressway Toll Road Revenue
7/15/32, Continuously Callable @100 (b)	6,520	6,981
7/15/40, Continuously Callable @100 (c)	3,000	3,209
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,483
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,521
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,890
City of Norfolk, GO (LIQ - Bank of America Corp.), 0.09%, 8/1/37, Continuously Callable @100 (a)	3,830	3,830
City of Portsmouth, GO
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	967
5.00%, 2/1/33, Continuously Callable @100	120	132
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,846
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @ 100	6,000	6,582
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	2,086
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	1,153
Series D, 5.00%, 3/1/33	1,000	1,472
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,788
Series A, 5.00%, 10/1/29, Continuously Callable @100	2,000	2,348
Series A, 5.00%, 10/1/30, Continuously Callable @100	2,000	2,346
Series A, 5.00%, 10/1/31, Continuously Callable @100	2,000	2,344
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,500	1,756
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,588
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,200	2,574
Series A, 5.00%, 10/1/34, Continuously Callable @100	2,000	2,338
Series A, 5.00%, 10/1/42, Continuously Callable @102	2,250	2,400
Series A, 4.00%, 10/1/42, Continuously Callable @102	2,750	2,810
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,800	2,902
Series B, 5.00%, 10/1/35, Continuously Callable @100	2,620	3,288
Series B, 5.00%, 10/1/36, Continuously Callable @100	2,000	2,503

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Fairfax County Economic Development Authority Revenue (LIQ - Northern Trust Corp.), Series A, 0.10%, 12/1/33, Continuously Callable @100 (a)	$4,475	$4,475
Fairfax County Economic Development Authority Revenue (LOC - SunTrust Bank), 0.12%, 6/1/37, Continuously Callable @100 (a)	1,400	1,400
Fairfax County IDA Revenue
5.00%, 5/15/37, Continuously Callable @100	14,000	14,827
4.00%, 5/15/42, Continuously Callable @100	1,000	1,044
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	7,614
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,715
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	7,725
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Continuously Callable @100	1,500	1,696
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,898
Hampton Roads Transportation Accountability Commission Revenue
Series A, 4.00%, 7/1/50, Continuously Callable @100	5,000	5,986
Series A, 5.00%, 7/1/52, Continuously Callable @100	15,000	18,318
Hanover County Economic Development Authority Revenue
5.00%, 7/1/51, Continuously Callable @103	1,200	1,239
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,835
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,115
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	2,025
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,244
4.25%, 6/1/26, Continuously Callable @100	140	144
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,289
5.00%, 10/1/37, Continuously Callable @103	2,500	2,736
4.00%, 10/1/40, Continuously Callable @103	500	552
4.00%, 10/1/45, Continuously Callable @103	725	792
4.00%, 10/1/50, Continuously Callable @103	1,500	1,630
Lewistown Commerce Center Community Development Authority Tax Allocation
3.63%, 3/1/44, Continuously Callable @103	1,468	1,235
6.05%, 3/1/44, Continuously Callable @103	691	581
Series C, 6.05%, 3/1/54, Continuously Callable @100	2,340	426
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102	750	793
4.00%, 1/1/37, Continuously Callable @102	1,000	1,037
5.00%, 1/1/43, Pre-refunded 1/1/22 @ 100	2,000	2,095
5.00%, 1/1/48, Continuously Callable @100	1,000	1,224
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,060
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,321
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,337
5.00%, 12/1/32, Continuously Callable @100	800	942
5.00%, 12/1/33, Continuously Callable @100	775	911
5.00%, 12/1/34, Continuously Callable @100	805	946
Series B, 0.08%, 2/15/38, Callable 2/1/21 @ 100 (a)	8,545	8,545
Series E, 0.09%, 2/15/38, Callable 2/1/21 @ 100 (a)	7,255	7,255
Series F, 0.09%, 2/15/38, Callable 2/1/21 @ 100 (a)	12,810	12,810
Lynchburg Economic Development Authority Revenue
5.00%, 9/1/43, Continuously Callable @100	3,000	3,119
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,581
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 0.24%, 1/1/25 (a)(d)	5,400	5,400
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.), Series B, 0.07%, 1/1/47, Continuously Callable @100 (a)	9,200	9,200

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.), Series C, 0.16%, 1/1/47, Continuously Callable @100 (a)	$1,965	$1,965
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 3.09%, 9/1/41	3,532	1,695
Marquis Community Development Authority Revenue, 9/1/45 (d)(e)	1,093	552
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (f)	5,389	248
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,363
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	2,103
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	3,353
Norfolk Economic Development Authority Revenue
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,087
Series A, 0.09%, 11/1/34, Continuously Callable @100 (a)	1,900	1,900
Series B, 5.00%, 11/1/43, Continuously Callable @100	3,500	3,758
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (g)	1,600	2,085
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,256
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,510
5.00%, 9/1/48, Continuously Callable @100	2,055	2,439
Prince William County IDA Revenue
5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	1,705	1,764
5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	2,000	2,070
5.50%, 9/1/34, Pre-refunded 9/1/21 @ 100	1,000	1,035
5.00%, 1/1/37, Continuously Callable @102	1,000	1,026
5.00%, 1/1/46, Continuously Callable @102	4,000	4,042
5.00%, 11/1/46, Continuously Callable @100	10,000	10,750
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,171
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Continuously Callable @100	2,340	2,759
5.00%, 10/1/35, Continuously Callable @100	1,165	1,370
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47	6,250	10,370
4.00%, 7/1/51, Continuously Callable @100	5,000	5,846
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,850
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,487
Rockingham County Economic Development Authority Revenue
4.00%, 12/1/33, Continuously Callable @100	1,000	1,062
5.00%, 12/1/39, Continuously Callable @100	2,000	2,255
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100	250	266
4.00%, 4/1/39, Continuously Callable @100	225	239
4.00%, 4/1/40, Continuously Callable @100	250	264
4.00%, 4/1/45, Continuously Callable @100	750	781
5.00%, 4/1/49, Continuously Callable @100	910	1,021
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	6,957
4.00%, 6/15/37, Continuously Callable @100	6,495	7,219
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	10,107
University of Virginia Revenue
Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,911
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,958
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	6,155
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,575
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	6,161

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	$5,000	$5,826
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	3,716
5.00%, 9/1/44, Continuously Callable @103	4,865	5,513
4.00%, 9/1/48, Continuously Callable @103	3,755	4,036
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	2,074
Virginia College Building Authority Revenue
5.00%, 6/1/29, Continuously Callable @100	5,000	5,000
5.00%, 2/1/31, Continuously Callable @100	10,000	12,872
5.00%, 2/1/32, Continuously Callable @100	4,000	5,127
4.00%, 1/15/33, Continuously Callable @100	965	1,115
4.00%, 1/15/35, Continuously Callable @100	545	623
4.00%, 1/15/36, Continuously Callable @100	650	741
5.00%, 6/1/36, Continuously Callable @100	11,710	11,448
4.00%, 1/15/43, Continuously Callable @100	1,285	1,445
Series A, 5.00%, 9/1/31, Continuously Callable @100	2,725	3,183
Series A, 5.00%, 9/1/32, Continuously Callable @100	5,615	6,552
Series A, 5.00%, 9/1/33, Continuously Callable @100	6,380	7,438
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	9,040
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.), 0.12%, 11/1/36, Continuously Callable @100 (a)	4,760	4,760
Virginia College Building Authority Revenue (LIQ - U.S. Bancorp), 0.09%, 8/1/34, Callable 2/3/21 @ 100 (a)	2,200	2,200
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	4,226
5.00%, 9/15/32, Continuously Callable @100	9,190	11,573
4.00%, 5/15/42, Continuously Callable @100	10,000	11,502
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,375
Virginia Commonwealth University Health System Authority Revenue
4.75%, 7/1/36, Pre-refunded 7/1/21 @ 100	6,315	6,456
4.75%, 7/1/41, Pre-refunded 7/1/21 @ 100	3,000	3,067
5.00%, 7/1/46, Continuously Callable @100	5,500	6,598
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	874
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	437
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,839
Virginia Housing Development Authority Revenue
Series B, 4.50%, 10/1/36, Continuously Callable @100	3,175	3,203
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	7,426
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,686
Series I, 2.45%, 11/1/45, Continuously Callable @100	1,500	1,540
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,813
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,690
Virginia Resources Authority Revenue
5.00%, 11/1/32, Continuously Callable @100	330	373
5.00%, 11/1/32, Pre-refunded 11/1/23 @ 100	700	794
4.00%, 11/1/41, Pre-refunded 11/1/22 @ 100	7,310	7,815
4.00%, 11/1/49, Continuously Callable @100	6,700	7,947
Virginia Resources Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2016-XF0453, 0.13%, 5/1/21 (a)(d)	5,000	5,000
Virginia Small Business Financing Authority Revenue
4.00%, 11/1/39, Continuously Callable @100	2,550	3,000
4.00%, 12/1/49, Continuously Callable @100	6,000	6,910
Series A, 4.00%, 1/1/45, Continuously Callable @103	3,000	3,322
Series A, 4.00%, 1/1/51, Continuously Callable @103	8,765	9,611
Virginia Small Business Financing Authority Revenue (LOC - Bank of America Corp.), 0.12%, 7/1/30 (a)	1,840	1,840

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue (LOC - PNC Financial Services Group), Series A, 0.09%, 7/1/42, Continuously Callable @100 (a)	$14,025	$14,025
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100	1,540	1,861
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,962
5.00%, 12/1/38, Continuously Callable @100	1,000	1,203
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,270
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,785
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,712
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25) (g)	2,500	2,513
		673,424
District of Columbia (3.6%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%, 10/1/53, Continuously Callable @100	4,000	4,162
4.00%, 10/1/53, Continuously Callable @100	1,500	1,668
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,824
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30 (f)	5,500	4,668
Metropolitan Washington Airports Authority Revenue (LOC - TD Bank N.A.), Series D-2, 0.11%, 10/1/39, Continuously Callable @100 (a)	6,010	6,010
Washington Metropolitan Area Transit Authority Revenue
5.00%, 7/1/43, Continuously Callable @100	5,000	6,067
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,985
		27,384
Guam (5.5%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,255	1,411
Guam Government Waterworks Authority Revenue
5.00%, 7/1/37, Continuously Callable @100	1,000	1,168
5.00%, 7/1/40, Continuously Callable @100	3,250	3,782
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,517
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	3,160
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	1,219
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	559
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,610
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	847
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,108
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,757
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,382
Series B-1, 5.00%, 1/1/42, Continuously Callable @100	1,500	1,539
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,247

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	December 31, 2020
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Territory of Guam Revenue (LOC - Barclays Bank PLC), Series 2017-XF2510, 0.29%, 12/1/46, Callable 12/1/26 @ 100 (a)(d)	$10,870	$10,870
		41,233
Total Municipal Bonds (Cost $703,093)		742,041

Total Investments (Cost $703,093) — 99.0%		742,041
Other assets in excess of liabilities — 1.0%		7,238
NET ASSETS - 100.00%		$749,279

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Stepped-coupon security converts to coupon form on 7/15/2023 with a rate of 4.75%
(c)	Stepped-coupon security converts to coupon form on 7/15/2023 with a rate of 4.875%
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of December 31, 2020, the fair value of these securities was $21,822 (thousands) and amounted to 2.9% of net assets.
(e)	Stepped-coupon security converts to coupon form on 9/1/2021 with a rate of 7.50%
(f)	Zero-coupon bond.
(g)	Put Bond.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.